Document And Entity Information	12 Months Ended
Dec. 31, 2011
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Registrant Name	Seaspan CORP
Entity Central Index Key	0001332639
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Class A Common Shares [Member]
Entity Common Stock, Shares Outstanding	69,629,060
Class C Common Shares [Member]
Entity Common Stock, Shares Outstanding	100

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 481,123	$ 34,219
Accounts receivable	6,837	1,017
Prepaid expenses	17,398	11,528
Gross investment in lease (note 4)	14,640
Total current assets	519,998	46,764
Vessels (note 5)	4,697,249	4,210,872
Deferred charges (note 6)	45,917	37,607
Other assets (note 7)	88,754	81,985
Gross investment in lease (note 4)	95,798
Total assets	5,447,716	4,377,228
Liabilities and Shareholders' Equity
Accounts payable and accrued liabilities (note 14(a))	47,400	28,394
Current portion of deferred revenue (note 8)	23,257	10,696
Current portion of long-term debt (note 9)	81,482
Current portion of other long-term liabilities (Note 10)	37,649	19,096
Total current liabilities	189,788	58,186
Long-term deferred revenue (note 8)	12,503
Long-term debt (note 9)	2,914,247	2,396,771
Other long-term liabilities (note 10)	583,263	524,716
Fair value of financial instruments (note 16(c))	564,490	407,819
Shareholders' equity:
Preferred shares; $0.01 par value; 65,000,000 shares authorized
Additional paid in capital	1,860,979	1,526,822
Deficit	(622,406)	(469,616)
Accumulated other comprehensive loss	(55,986)	(68,161)
Total shareholders' equity	1,183,425	989,736
Total liabilities and shareholders' equity	5,447,716	4,377,228
Class A Common Shares [Member]
Shareholders' equity:
Common shares
Class B Common Shares [Member]
Shareholders' equity:
Common shares
Class C Common Shares [Member]
Shareholders' equity:
Common shares	$ 838	$ 691

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	65,000,000	65,000,000
Common stock, shares issued	100
Class A Common Shares [Member]
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	69,620,060	68,601,240
Common stock, shares outstanding	69,620,060	68,601,240
Class B Common Shares [Member]
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	25,000,000	25,000,000
Common stock, shares issued
Common stock, shares outstanding
Class C Common Shares [Member]
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	100	100
Common stock, shares issued	100	100
Common stock, shares outstanding	100	100

Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Operations [Abstract]
Revenue	$ 564,730	$ 407,211	$ 285,594
Operating expenses:
Ship operating (note 3)	135,696	108,098	80,162
Depreciation	137,987	99,653	69,996
General and administrative	16,818	9,612	7,968
Loss on vessels (note 4)	16,237
Total operating expenses	306,738	217,363	158,126
Operating earnings	257,992	189,848	127,468
Other expenses (income):
Interest expense	50,849	28,801	21,194
Interest income	(854)	(60)	(311)
Interest income from leasing	(880)
Undrawn credit facility fees	4,282	4,515	4,641
Amortization of deferred charges (note 6)	5,788	3,306	2,042
Change in fair value of financial instruments	281,027	241,033	(46,450)
Equity loss on investment (note 7)	1,180
Other expenses			1,100
Total other expenses (income)	341,392	277,595	(17,784)
Net earnings (loss)	$ (83,400)	$ (87,747)	$ 145,252
Earnings (loss) per share (note 12):
Class A common share, basic	$ (2.04)	$ (1.7)	$ 1.94
Class A common share, diluted	$ (2.04)	$ (1.7)	$ 1.75
Class C common share, basic and diluted

Consolidated Statements Of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Comprehensive Income (Loss) [Abstract]
Net earnings (loss)	$ (83,400)	$ (87,747)	$ 145,252
Other comprehensive income:
Amounts reclassified to net earnings (loss) during the period relating to cash flow hedging instruments	12,175	13,086	12,169
Other comprehensive income	12,175	13,086	12,169
Comprehensive income (loss)	$ (71,225)	$ (74,661)	$ 157,421

Consolidated Statements Of Shareholders' Equity (USD $)	Series B Preferred Shares [Member] Additional Paid-In Deficit/Capital [Member] USD ($)	Series B Preferred Shares [Member] Loss/Deficit [Member] USD ($)	Series B Preferred Shares [Member] USD ($)	Series C Preferred Shares [Member] Loss/Deficit [Member] USD ($)	Series C Preferred Shares [Member] USD ($)	Class A Common Shares [Member]	Class C Common Shares [Member]	Series A Preferred Shares [Member]	Series B Preferred Shares [Member]	Series C Preferred Shares [Member]	Common Shares [Member] USD ($)	Preferred Shares [Member] USD ($)	Additional Paid-In Deficit/Capital [Member] USD ($)	Loss/Deficit [Member] USD ($)	Accumulated Other Comprehensive Loss [Member] USD ($)	Total USD ($)
Balance at Dec. 31, 2008											$ 668,000		$ 1,282,189,000	$ (443,081,000)	$ (93,416,000)	$ 746,360,000
Balance, shares at Dec. 31, 2008						66,800,041	100
Preferred shares issued												2,000	199,998,000			200,000,000
Preferred shares issued, shares								200,000
Fees and expenses in connection with issuance of common shares, dividend reinvestment program and preferred shares													(1,558,000)			(1,558,000)
Shares issued through dividend reinvestment program (note 11)											8,000		7,124,000			7,132,000
Shares issued through dividend reinvestment program (note 11), shares						852,230
Share-based compensation expense (note 13):
Restricted class A common shares and phantom share units issued											1,000		2,183,000			2,184,000
Restricted class A common shares and phantom share units issued, shares						82,540
Net earnings (loss)														145,252,000		145,252,000
Other comprehensive income															12,169,000	12,169,000
Dividends on class A common shares														(51,973,000)		(51,973,000)
Balance at Dec. 31, 2009											677,000	2,000	1,489,936,000	(349,802,000)	(81,247,000)	1,059,566,000
Balance, shares at Dec. 31, 2009						67,734,811	100	200,000
Preferred shares issued												3,000	25,997,000			26,000,000
Preferred shares issued, shares									260,000
Fees and expenses in connection with issuance of common shares, dividend reinvestment program and preferred shares													(104,000)			(104,000)
Shares issued through dividend reinvestment program (note 11)											7,000		7,693,000			7,700,000
Shares issued through dividend reinvestment program (note 11), shares						708,325
Share-based compensation expense (note 13):
Restricted class A common shares and phantom share units issued											2,000		2,668,000			2,670,000
Restricted class A common shares and phantom share units issued, shares						158,104
Net earnings (loss)														(87,747,000)		(87,747,000)
Other comprehensive income															13,086,000	13,086,000
Dividends on class A common shares														(30,658,000)		(30,658,000)
Dividends on preferred shares	632,000	(1,409,000)	(777,000)
Balance at Dec. 31, 2010											686,000	5,000	1,526,822,000	(469,616,000)	(68,161,000)	989,736,000
Balance, shares at Dec. 31, 2010						68,601,240	100	200,000	260,000
Redemption of Series B preferred shares (note 11)												(3,000)	(27,470,000)	2,873,000		(24,600,000)
Redemption of Series B preferred shares (note 11), shares									(260,000)
Preferred shares issued												140,000	349,860,000			350,000,000
Preferred shares issued, shares										14,000,000
Fees and expenses in connection with issuance of common shares, dividend reinvestment program and preferred shares													(9,750,000)			(9,750,000)
Premium on issuance of Series C preferred Shares													4,289,000			4,289,000
Shares issued through dividend reinvestment program (note 11)											10,000		13,029,000			13,039,000
Shares issued through dividend reinvestment program (note 11), shares						975,620
Share-based compensation expense (note 13):
Restricted class A common shares and phantom share units issued													2,528,000			2,528,000
Restricted class A common shares and phantom share units issued, shares						43,200
Net earnings (loss)														(83,400,000)		(83,400,000)
Other comprehensive income															12,175,000	12,175,000
Dividends on class A common shares														(47,414,000)		(47,414,000)
Dividends on preferred shares	841,000	(1,813,000)	(972,000)	(22,206,000)	(22,206,000)
Amortization of Series C issuance costs													830,000	(830,000)
Balance at Dec. 31, 2011											$ 696,000	$ 142,000	$ 1,860,979,000	$ (622,406,000)	$ (55,986,000)	$ 1,183,425,000
Balance, shares at Dec. 31, 2011						69,620,060	100	200,000		14,000,000

Consolidated Statements Of Shareholders' Equity (Parenthetical) (USD $)	0 Months Ended	12 Months Ended
	Feb. 01, 2012	Dec. 31, 2011	Dec. 31, 2011 Class A Common Shares [Member]	Dec. 31, 2010 Class A Common Shares [Member]	Dec. 31, 2009 Class A Common Shares [Member]
Dividends on common shares, per share	$ 0.1875	$ 0.485	$ 0.6875	$ 0.45	$ 0.775

Consolidated Statements Of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net earnings (loss)	$ (83,400,000)	$ (87,747,000)	$ 145,252,000
Items not involving cash:
Depreciation	137,987,000	99,653,000	69,996,000
Share-based compensation (note 13)	3,278,000	2,670,000	2,184,000
Amortization of deferred charges (note 6)	5,788,000	3,306,000	2,042,000
Amounts reclassified from other comprehensive loss to interest expense	11,670,000	12,797,000	12,068,000
Unrealized change in fair value of financial instruments	156,671,000	127,374,000	(134,324,000)
Loss on vessels	16,237,000
Equity loss on investment (note 7)	1,180,000
Changes in assets and liabilities:
Prepaid expenses and accounts receivable	(4,962,000)	(4,142,000)	(7,227,000)
Other assets and deferred charges	(11,860,000)	(8,622,000)	(3,553,000)
Accounts payable and accrued liabilities	13,225,000	7,489,000	5,694,000
Deferred revenue	6,328,000	909,000	1,344,000
Other long-term liabilities (note 10)	(12,278,000)	(100,000)	1,100,000
Cash provided by operating activities	239,864,000	153,587,000	94,576,000
Financing activities:
Series B preferred shares redeemed, net of costs	(24,600,000)
Draws on credit facilities (note 9)	601,577,000	513,625,000	161,988,000
Other long-term liabilities (note 10)		21,250,000
Repayment of credit facilities	(2,619,000)
Repayment on other long-term liabilities	(19,061,000)
Financing fees (note 6)	(9,990,000)	(7,356,000)	(3,530,000)
Dividends on common shares	(34,375,000)	(22,958,000)	(44,841,000)
Dividends on Series B preferred shares	(972,000)	(777,000)
Dividends on Series C preferred shares	(22,206,000)
Cash provided by financing activities	832,293,000	529,680,000	312,059,000
Investing activities:
Expenditures for vessels	(621,947,000)	(715,640,000)	(408,557,000)
Restricted cash		(65,000,000)
Intangible assets	(1,342,000)	(1,808,000)	(963,000)
Investment in affiliate	(1,964,000)
Cash used in investing activities	(625,253,000)	(782,448,000)	(409,520,000)
Increase (decrease) in cash and cash equivalents	446,904,000	(99,181,000)	(2,885,000)
Cash and cash equivalents, beginning of year	34,219,000	133,400,000	136,285,000
Cash and cash equivalents, end of year	481,123,000	34,219,000	133,400,000
Series A Preferred Shares [Member]
Financing activities:
Preferred shares issued, net of share issue costs			198,442,000
Series B Preferred Shares [Member]
Financing activities:
Preferred shares issued, net of share issue costs		25,896,000
Series C Preferred Shares [Member]
Financing activities:
Preferred shares issued, net of share issue costs	$ 344,539,000

General	12 Months Ended
Dec. 31, 2011
General [Abstract]
General
1.	General:

Seaspan Corporation (the Company) was incorporated on May 3, 2005 in the Marshall Islands and owns and operates containerships pursuant to primarily long-term, fixed-rate time charters to major container liner companies.

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies
2.	Summary of significant accounting policies:

(a)	Basis of presentation:

These accounting policies conform to accounting principles generally accepted in the United States of America ("GAAP") and have been consistently applied in the preparation of the consolidated financial statements.

(b)	Principles of consolidation:

The accompanying consolidated financial statements include the accounts of Seaspan Corporation and all of its subsidiaries, which are wholly-owned. The Company's subsidiaries were formed to secure financing for the Company. As of December 31, 2011, the following subsidiaries, which are directly or indirectly wholly-owned, are counterparties to financing:

•	Seaspan Finance I Co. Ltd.;

•	Seaspan Containership 2181 Ltd.;

•	Seaspan Containership 2180 Ltd.;

•	Seaspan Containership 2177 Ltd.;

•	Seaspan Containership S452 Ltd.;

•	Seaspan 140 Ltd.;

•	Seaspan YZJ 983 Ltd.;

•	Seaspan YZJ 985 Ltd.; and

•	Seaspan YZJ 993 Ltd.

The Company also consolidates any variable interest entities (VIEs) of which it is the primary beneficiary. The primary beneficiary, under the revised guidance, is the enterprise that has both the power to make decisions that most significantly affect the economic performance of the VIE and has the right to receive benefits or the obligation to absorb losses that in either case could potentially be significant to the VIE. The impact of the consolidation of these VIEs is described in note 10.

The Company accounts for its investment in companies in which it has significant influence by the equity method. The Company's proportionate share of income (loss) is included in income and added to or deducted from the cost of the investment.

All significant intercompany balances and transactions have been eliminated upon consolidation.

(c)	Cash equivalents:

Cash equivalents include highly liquid securities with terms to maturity of three months or less when acquired.

(d)	Vessels:

Except as described below, vessels are recorded at their cost, which consists of the purchase price, acquisition and delivery costs.

Vessels purchased from the predecessor upon completion of the Company's initial public offering were initially recorded at the predecessor's carrying value.

Vessels under construction include deposits, installment payments, interest, financing costs, construction design, supervision costs, and other pre-delivery costs incurred during the construction period.

Depreciation is provided on a straight-line basis over the estimated useful life of each vessel, which is 30 years from the date of completion. The Company calculates depreciation based on the remaining useful life and the expected salvage value of the vessel.

Vessels are evaluated for impairment when events or circumstances indicate that their carrying values may not be recovered from future undiscounted cash flows. Such evaluations include comparison of current and anticipated operating cash flows, assessment of future operations and other relevant factors. When the carrying value of the vessels exceeds the undiscounted estimated future cash flows, the vessels would be written down to their fair value.

(e)	Dry-dock activities:

Classification rules require that vessels be dry-docked for inspection including planned major maintenance and overhaul activities for ongoing certification. The Company generally dry-docks its vessels once every five years. Dry-docking activities include the inspection, refurbishment and replacement of steel, engine components, electrical, pipes and valves, and other parts of the vessel. The Company has adopted the deferral method of accounting for dry-dock activities whereby costs incurred are deferred and amortized on a straight-line basis over the period until the next scheduled dry-dock activity.

(f)	Intangible assets:

For certain vessels where the Company provides lubricants for the operation of such vessels, the Company has a contractual right to have the vessel returned with the same level and complement of lubricants upon termination of the management agreement. This contractual right is recorded as an intangible asset and included in other assets at the historical fair value of the lubricants at the time of delivery. Intangible assets are tested for impairment annually or more frequently if events or changes in circumstances indicate the asset might be impaired. An impairment loss is recognized when the carrying amount of the intangible asset exceeds its fair value.

(g)	Deferred financing fees:

Deferred financing fees represent the unamortized costs incurred on issuance of the Company's credit and lease facilities. Amortization of deferred financing fees on leases is provided on the effective interest rate method over the term of the underlying obligation. Amortization of deferred financing fees on credit facilities is provided on the effective interest rate method over the term of the facility based on amounts available under the facilities.

(h)	Revenue recognition:

Revenue from time charter is recognized each day the vessel is on-hire and when collection is reasonably assured. Cash received in excess of earned revenue is recorded as deferred revenue.

(i)	Derivative financial instruments:

The Company's hedging policies permit the use of various derivative financial instruments to manage interest rate risk. The Company has entered into interest rate swaps and a swaption to reduce the Company's exposure to changing interest rates on its credit and lease facilities.

All of the Company's derivatives are measured at their fair value at the end of each period. For derivatives not designated as accounting hedges, changes in their fair value are recorded in earnings.

The Company had previously designated certain of its interest rate swaps as accounting hedges and applied hedge accounting to those instruments. While hedge accounting was applied, the effective portion of the unrealized gains or losses on those designated interest rate swaps was recorded in other comprehensive loss.

By September 30, 2008, the Company had de-designated all of its interest rate swaps as accounting hedges. Subsequent to their de-designation dates, changes in their fair value are recorded in earnings.

The Company evaluates whether the occurrence of any of the previously hedged interest payments are considered to be remote. When the previously hedged interest payments are not considered remote of occurring, unrealized gains or losses in accumulated other comprehensive income associated with the previously designated interest rate swaps are recognized in earnings when and where the interest payments are recognized. If such interest payments are identified as being remote, the accumulated other comprehensive income balance pertaining to these amounts is reversed through earnings immediately.

(k)	Fair value measurement:

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date. The hierarchy is broken down into three levels based on the observability of inputs as follows:

•

Level 1—Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

•	Level 2—Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•	Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

(l)	Share-based compensation:

The Company has granted restricted shares and phantom share units to officers and directors as compensation. Compensation cost of the Company's share-based compensation awards is measured at their grant date fair values, based on the quoted market price of the Company's Class A common shares, and recognized straight-line over the requisite service period.

(m)	Earnings per share:

The Company has multiple classes of common shares with different participation rights and applies the two-class method to compute basic earnings per share (EPS).

The treasury stock method is used to compute the dilutive effect of the Company's share-based compensation awards. Under this method, the incremental number of shares used in computing diluted EPS is the difference between the number of shares assumed issued and purchased using assumed proceeds.

The if-converted method is used to compute the dilutive effect of the Company's Series A preferred shares. Under this method, dividends applicable to the Series A preferred shares are added back to income attributable to common shareholders and the Series A preferred shares and paid-in kind dividends are assumed to have been converted at the share price applicable at the end of the period. The if-converted method is applied to the computation of diluted EPS only if the effect is dilutive. The dividends recorded in the financial statements that are applicable to the Series B preferred shares reduce the income available to common shareholders. The dividends applicable to the Series C preferred share reduce the income available to common shareholders, even if not declared, since the dividends are cumulative.

(n)	Use of estimates:

The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenue and expenses during the reporting fiscal periods. Areas where accounting judgments and estimates are significant to the Company include the assessment of the vessel lives and the recoverability of the carrying value of vessels which are subject to future market events and the fair value of interest rate derivative financial instruments. Actual results could differ from those estimates.

(o)	Recent accounting pronouncement:

In June 2011, the Financial Accounting Standards Board ("FASB") issued an Accounting Standards Update ("ASU") aimed at increasing the prominence of other comprehensive income in financial statements by requiring comprehensive income to be reported in either a single statement or in two consecutive statements reporting net income and other comprehensive income. In October 2011, the FASB deferred the requirement for separate presentation on the face of the financial statements for items reclassified from other comprehensive income ("OCI") into net income within both the net income and OCI sections of the financial statements. The guidance is effective for fiscal years beginning after December 15, 2011, with early adoption permitted. The Company is in compliance with this guidance, therefore there is no further impact on the Company's financial statement disclosure.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
3.	Related party transactions:

The ultimate beneficial owners of Seaspan Management Services Limited (the Manager) also directly and indirectly own common shares, or common shares and preferred shares, of the Company. The Manager and its subsidiaries also have certain officers and directors in common with the Company.

The Company has entered into Management Agreements with the Manager for the provision of certain technical, strategic and administrative services for fees:

•

Technical Services—The Manager is responsible for providing ship operating services to the Company in exchange for a fixed fee per day per vessel as described below. The technical services fee does not include certain extraordinary items, as defined in the Management Agreements.

•

Administrative and Strategic Services—The Manager provides administrative and strategic services to the Company for the management of the business for a fixed fee of $72,000 per year. The Company will also reimburse all reasonable expenses incurred by the Manager in providing these services to the Company. In connection with entering into the agreement to provide the Company with strategic services, the Company issued 100 incentive shares to the Manager (note 11).

We acquired the Manager in January 2012 (note 17(c)).

The following are technical service fees under the Management Agreements as at December 31, 2011:

Vessel class (TEU)	Number of vessels	Weighted-average technical services fee (in US dollars, per vessel per day)
2500	10	$5,132
3500	2	5,242
4250	24	5,465
4500	5	6,916
4800	4	50	*
5100	4	6,482
8500	10	7,268
9600	2	7,406
13100	8	8,545

*	Prior to the amendment, the Company was paying $7,848 per vessel per day while the vessel was being time chartered (note 4).

The Company incurred the following costs under the Management Agreements:

For the year ended December 31,	2011	2010	2009
Costs incurred under the Management Agreements
Technical services	$135,381	$108,046	$81,844
Dry-dock activities included in technical services	5,855	4,673	3,575
Administrative and strategic services	72	72	72
Reimbursed expenses	4,074	3,087	2,458
Construction supervision	2,056	1,864	3,106
Costs incurred with the Manager and parties related thereto
Consulting services	84	192	240
Arrangement fee	1,832	1,500	—
Technical service fees advance	2,947	—	—
Transaction fee	369	—	—

Gross Investment In Lease	12 Months Ended
Dec. 31, 2011
Gross Investment In Lease [Abstract]
Gross Investment In Lease
4.	Gross investment in lease:

	December 31, 2011	December 31, 2010
Gross investment in lease	$110,438	—
Current portion	(14,640)	—

	$95,798	$—

The Company entered into an agreement with MSC Mediterranean Shipping Company S.A. (MSC) to bareboat charter four 4800 TEU vessels for a five-year term, beginning from the vessel delivery dates that occurred in October and November 2011. At the end of each five-year lease term, MSC has agreed to purchase the vessel for $5,000,000 each. Each transaction is considered a sales type lease and accounted for as a disposition of vessels upon delivery of each vessel.

The Company recorded gross proceeds of $112,808,000 as a gross investment in lease, $18,551,000 as deferred revenue, $822,000 as broker commissions and legal costs and removed the net book value of the vessels of $109,672,000, resulting in a total loss on vessels of $16,237,000.

Vessels	12 Months Ended
Dec. 31, 2011
Vessels [Abstract]
Vessels
5.	Vessels:

December 31, 2011	Cost	Accumulated depreciation	Net book value
Vessels	$4,684,325	$394,994	$4,289,331
Vessels under construction	407,918	—	407,918

	$5,092,243	$394,994	$4,697,249

December 31, 2010	Cost	Accumulated depreciation	Net book value
Vessels	$3,502,655	$310,921	$3,191,734
Vessels under construction	1,019,138	—	1,019,138

	$4,521,793	$310,921	$4,210,872

During the year, the Company capitalized interest costs of $12,952,000 (December 31, 2010—$27,871,000; 2009—$30,996,000) to vessels under construction.

See note 4 for description of disposition of vessels.

Deferred Charges	12 Months Ended
Dec. 31, 2011
Deferred Charges [Abstract]
Deferred Charges
6.	Deferred charges:

	Dry-docking	Financing fees	Total
December 31, 2009	$2,763	$18,904	$21,667
Cost incurred	4,822	16,107	20,929
Amortization expensed	(1,373)	(1,933)	(3,306)
Amortization capitalized	—	(1,683)	(1,683)

December 31, 2010	$6,212	$31,395	$37,607
Cost incurred	7,251	9,990	17,241
Amortization expensed	(2,367)	(3,421)	(5,788)
Transfer on loss on vessels (note 4)	(1,726)	—	(1,726)
Amortization capitalized	—	(1,417)	(1,417)

December 31, 2011	$9,370	$36,547	$45,917

Other Assets	12 Months Ended
Dec. 31, 2011
Other Assets [Abstract]
Other Assets
7.	Other assets:

	2011	2010
Prepaid expenses	$11,203	$9,282
Intangible assets	6,538	5,196
Restricted cash (a)	60,000	60,000
Restricted cash (b)	—	5,000
Restricted cash (c)	5,000	—
Investment in affiliate (d)	784	—
Other	5,229	2,507

Other assets	$88,754	$81,985

(a)	$60 million has been placed in a deposit account over which the lessor (note 10) has a first priority interest.

(b)	In connection with entering into the lease financing arrangement described in (note 10), $5,000,000 was held in escrow until the vessel delivery, to fund any vessel construction cost overruns. At December 31, 2011, the vessel has been delivered therefore the cash is no longer restricted.

(c)	In connection with entering into the credit facility described in note 9(e), $5,000,000 will be held in escrow until the vessel delivery, to fund any vessel construction cost overruns.

(d)

On March 14, 2011 the Company entered into an agreement to participate in Greater China Intermodal Investments LLC, (the Vehicle), an investment vehicle established by an affiliate of The Carlyle Group. The Vehicle will invest up to $900,000,000 equity capital in containership assets strategic to the People's Republic of China, Taiwan, Hong Kong and Macau. The Company agreed to make a minority investment in the Vehicle of up to $100,000,000 during the investment period, which is anticipated to be up to five years. During 2011, the Company made a capital contribution of $1,964,000 related to the purchase of four vessels, working capital obligations, organizational expenses and financial advisory fees. The Company accounts for its 11.1% investment in the Vehicle on the equity method. The investment of $784,000 is comprised of its capital contribution of $1,964,000 less its equity loss on investment of $1,180,000.

Deferred Revenue	12 Months Ended
Dec. 31, 2011
Deferred Revenue [Abstract]
Deferred Revenue
8.	Deferred revenue:

	December 31, 2011	December 31, 2010
Deferred revenue on time charters	$17,779	$10,696
Deferred interest on lease receivable	17,981	—

Deferred revenue	35,760	10,696
Current portion	(23,257)	(10,696)

	$12,503	$—

Long -Term Debt	12 Months Ended
Dec. 31, 2011
Long -Term Debt [Abstract]
Long -Term Debt
9.	Long-term debt:

	2011	2010
Long-term debt:
$1.3 billion revolving credit facility	$1,032,745	$1,032,745
$365.0 million revolving credit facility	323,200	323,566
$218.4 million credit facility	217,661	217,661
$920.0 million revolving credit facility	890,257	718,723
$150.0 million revolving credit facility	79,672	—
$291.2 million credit facility	202,026	—
$235.3 million credit facility	182,168	104,076
$53.0 million term loan credit facility	53,000	—
$15.0 million term loan	15,000	—
$150.0 million credit facility	—	—

Long-term debt	2,995,729	2,396,771
Current portion	(81,482)	—

	$2,914,247	$2,396,771

(a)	$1.3 billion revolving credit facility:

On August 8, 2005, the Company entered into a senior secured $1.3 billion credit facility (the $1.3 billion credit facility) which was later amended and restated on May 11, 2007.

Borrowings under this facility may be used to fund vessel acquisitions, to refinance vessels already acquired by the Company and for general corporate purposes. The maturity date of this facility is May 11, 2015.

The Company's obligations under the $1.3 billion revolving credit facility are secured by the following, among others:

•	First and second priority mortgages on 23 of the Company's vessels; and

•	First-priority assignment of earnings related to the above noted vessels, including time charter revenues, and a first-priority assignment of any insurance proceeds.

Until August 11, 2012, the Company is able to borrow up to $1.3 billion without providing additional collateral provided that the total outstanding balance remains below 70% of the market value of the vessels that are collateralized. Under these restrictions, as of December 31, 2011, the Company is unable to borrow the remaining $267.0 million under the facility. This restriction does not impact the repayment terms under the facility. In certain circumstances and for a certain period of time, even if the Company's loan to value ratio exceeds 70%, the Company can borrow under the facility to purchase additional vessels so long as the loan to value ratio does not exceed 80% (the Overadvance Loan). The vessels purchased will then become additional security under the facility.

Beginning on August 11, 2012, the maximum facility amount will be reduced by $32.5 million per quarter until May 11, 2014. The maximum facility amount will then be reduced by $65.0 million per quarter until its maturity date, when the outstanding loan balance will be due and payable. As we have not been able to draw the full amount of the facility, no amounts are due in 2012.

Interest is calculated at a rate of one month, two month, three month, or six month LIBOR plus 0.7% per annum, depending on the interest period selected by the Company. In the case of the Overadvance Loan, the interest rate is LIBOR plus 1.0% per annum, depending on the interest period selected by the Company. The weighted average rate of interest including the margin is 0.97% at December 31, 2011 (0.96% at December 31, 2010).

The Company is subject to a commitment fee of 0.2625% per annum calculated on the undrawn amounts under the facility.

The Company may prepay all amounts outstanding without penalty, other than breakage costs in certain circumstances. The Company is required to prepay a portion of the outstanding loans under certain circumstances, including the sale or loss of a vessel where the ratio of the loan to market value of the remaining collateral vessels exceeds a certain percentage. Amounts prepaid in accordance with these provisions may be reborrowed, subject to certain conditions.

(b)	$365.0 million revolving credit facility:

On May 19, 2006, the Company entered into a $365.0 million senior secured revolving credit facility agreement (the $365.0 million revolving credit facility) with certain lenders.

The $365.0 million revolving credit facility is divided into two Tranches:

(i)	Tranche A, in the maximum amount of $66.6 million ($70.8 million at December 31, 2010). The Company is using this tranche of the facility for general corporate purposes.

Beginning in March 2008, the amount available under Tranche A began to reduce semiannually by amounts ranging from 2.2% to 3.5% of the total amounts available until the maturity date, at which time Tranche A will terminate. A final payment of approximately 47% of the total amounts available is required upon maturity of the tranche on July 5, 2017.

(ii)	Tranche B, in the maximum amount of $258.2 million ($271.0 million at December 31, 2010)

Tranche B was used to partially fund the purchase of eight 2500 TEU vessels. Since the collateral vessels have all been delivered, the Company is using this tranche of the facility for general corporate purposes.

Beginning in March 2010, the principal amount borrowed under Tranche B began to reduce semiannually by amounts ranging from 2.1% to 3.3% of the total amounts available until the maturity date at which time Tranche B will terminate. A final payment of approximately 49% of the total amounts available is required upon maturity of the tranche on August 31, 2019.

Interest is calculated as one month, two month, three month, or six month LIBOR plus 0.850% per annum, depending on the interest period selected by the Company, up to the sixth anniversary of the delivery date of the last delivered vessel in each Tranche and LIBOR plus 0.925% per annum thereafter. The weighted average rate of interest including the margin is 1.33% at December 31, 2011 (1.34% at December 31, 2010).

The Company is subject to a commitment fee of 0.3% per annum calculated on the undrawn amounts under the facility.

The Company may prepay all loans at any time without penalty, other than breakage costs in certain circumstances. Amounts that have been prepaid, may be reborrowed. We are required to prepay a portion of the outstanding loans under certain circumstances, including the sale or loss of a vessel if we do not substitute another vessel.

(c)	$218.4 million credit facility:

On October 16, 2006, the Company entered into a secured $218.4 million credit facility agreement (the $218.4 million credit facility).

The proceeds of the $218.4 million credit facility was used to fund the construction of the four 5100 TEU vessels.

Interest is calculated as one month, two month, three month, or six month LIBOR plus 0.6% per annum, depending on the interest period selected by the Company. The weighted average rate of interest including the margin is 1.41% at December 31, 2011 (1.06% at December 31, 2010).

The Company is subject to a commitment fee of 0.3% per annum calculated on the undrawn amounts under the facility.

Beginning in June 2013, the principal amount borrowed under the facility will be reduced in eighteen semi-annual payments by amounts ranging from 2.7% to 3.3% of the total amounts available until the maturity date. A final repayment of approximately 45% of the amount borrowed is due on the maturity date on December 23, 2021.

The Company may prepay all amounts outstanding without penalty, other than breakage costs in certain circumstances. The Company will be required to prepay a portion of the outstanding loans in certain circumstances, including the sale or loss of a vessel where the Company elects not to substitute another vessel.

(d)	$920.0 million revolving credit facility:

On August 8, 2007, the Company entered into a secured reducing revolving $920.0 million credit facility agreement (the $920.0 million revolving credit facility).

The proceeds of this facility may be used by the Company to partially fund the construction of two of the Company's 2500 TEU vessels, four of the Company's 4250 TEU vessels, and the Company's eight 8500 TEU vessels. After delivery of the vessels, the Company may use this facility for general corporate purposes.

The Company may borrow up to the lesser of $920.0 million and 65% of the vessel delivered costs (as defined in the credit agreement) provided that amounts borrowed in respect of vessel delivered costs that are not covered by the amount of the refund guarantees for the vessels may not exceed $1,250,000 per vessel.

Interest is calculated as one month, two month, three month, or six month LIBOR plus 0.5% per annum, depending on the interest period selected by the Company. The weighted average rate of interest including the margin is 1.02% at December 31, 2011 (0.79% at December 31, 2010). The $920.0 million revolving credit facility also requires payment of a commitment fee of 0.2% per annum calculated on the undrawn amounts under the facility. Prior to delivery of a vessel, interest and commitment fees associated with the loans for a vessel may be added to the outstanding loan balance.

Commencing on April 21, 2014, the facility will be reduced by eighteen consecutive semi-annual reductions in the amounts and on the dates set out in a schedule to the credit agreement, and on each such date the Company must prepay the amount of the outstanding loan that exceeds the amount of the reduced facility. The outstanding loans under the facility must be paid in full by the maturity date.

The maturity date for the $920.0 million revolving credit facility is December 31, 2022.

The Company may prepay all amounts outstanding without penalty, other than breakage costs in certain circumstances. Amounts prepaid voluntarily may be re-borrowed up to the amount of the facility, subject to the required reductions in the $920.0 million revolving credit facility. The Company will be required to prepay a portion of the outstanding loans in certain circumstances, including the sale or loss of a vessel or the cancellation of a shipbuilding contract where the Company elects not to substitute another vessel within the time period and on the terms set out in the credit agreement. The Company may also remove a vessel from the facility upon prepayment of the relevant portion of the outstanding loans and substitute another vessel within the time period prescribed and on the terms set out in the $920.0 million revolving credit facility. Amounts prepaid in the circumstance of a sale, loss or removal of a vessel or cancellation of a shipbuilding contract may only be re-borrowed in certain limited circumstances.

(e)	$150.0 million revolving credit facility:

In September 2011, the Company, through one of its wholly-owned consolidated subsidiaries, entered into a $150.0 million non-recourse credit facility with certain lenders to fund the construction of a 13100 TEU vessel.

The facility is divided into two tranches:

(i)	Tranche A, in the maximum amount of $117.4 million. There are no repayments until the beginning of year eight. A final payment of approximately $28.7 million will be required upon maturity of the tranche in 2024.

(ii)	Tranche B, in the maximum amount of $32.6 million. There are no repayments until the beginning of year nine. A final payment of approximately $12.3 million will be required upon maturity of the tranche in 2024.

Interest, payable quarterly, is calculated at the LIBOR rate for the relevant three month period plus a margin of 0.99% for tranche A and 4.75% for tranche B. The weighted average rate of interest including the margin is 2.35% at December 31, 2011 (nil at December 31, 2010).

The Company is subject to a commitment fee of 1% per annum calculated on the undrawn amounts under the facility.

(f)	$291.2 million credit facility:

On March 17, 2008, the Company entered into a secured $291.2 million credit facility agreement (the $291.2 million credit facility). The proceeds of this facility are being used by the Company to partially fund the construction of two of the Company's 13100 TEU vessels.

Under the $291.2 million credit facility, the Company may borrow up to the lesser of $280.6 million and 80% of the vessel delivered costs provided that amounts borrowed in respect of vessel delivered costs that are not covered by the amount of the refund guarantees for the vessels may not exceed $1,000,000 per vessel.

The facility has a term loan component of $232,960,000, which is divided into two tranches, and a revolving loan component of $58,240,000. One of the tranches of the term loan portion is guaranteed by the Export-Import Bank of Korea (KEXIM).

The Company can draw the term loans for a specified period of time following the scheduled delivery date of each vessel. After delivery of these vessels, the Company may use the revolving loan for general corporate purposes.

The maturity date for the revolving loan is the earlier of the twelfth anniversary of the delivery date of the last vessel and December 31, 2023 and the maturity date for the term loans is the earlier of the twelfth anniversary of the delivery date of the vessels to which those term loans relate and December 31, 2023.

Interest on the outstanding term loan tranches is calculated as the commercial interest reference rate of KEXIM plus 0.65% per annum for the first tranche and LIBOR plus 0.35% for the second tranche. Interest on the outstanding revolving loan is calculated as one month, two month, three month, or six month LIBOR plus 0.85% per annum, depending on the interest period selected by the Company. The weighted average rate of interest including the margin is 3.69% at December 31, 2011 (nil at December 31, 2010). The Company is subject to a commitment fee of 0.30% per annum on the undrawn amounts under the facility.

The Company may prepay the term loans on a repayment date without penalty, other than breakage costs and opportunity costs in certain circumstances. The Company may prepay the revolving loan on the last day of any interest period except that the Company is not permitted to prepay a certain portion of the revolving loan during the pre-delivery period. Amounts of the revolving loan that are prepaid voluntarily may be re-borrowed up to the amount of the revolving loan. The Company will be required to prepay a portion of the outstanding loans in certain circumstances, including the sale or loss of a vessel, the cancellation of a shipbuilding contract or if the guarantee provided by KEXIM ceases to be valid for certain reasons and KEXIM determines that there has been or could be a material adverse effect on the Company's ability to perform its payment obligations. The Company may also remove a vessel from the facility upon prepayment of the relevant portion of the outstanding loans.

(g)	$235.3 million credit facility:

On March 31, 2008, the Company entered into a secured $235.3 million credit facility agreement (the $235.3 million credit facility). The proceeds of this facility are being used by the Company to partially fund the construction of two of the Company's 13100 TEU vessels.

Under the $235.3 million credit facility, the Company may borrow up to the lesser of $235.3 million and 65% of the vessel delivered costs provided that amounts borrowed in respect of vessel delivered costs that are not covered by the amount of the refund guarantees for the vessels may not exceed $1,500,000 per vessel, except that it may be increased to $2,500,000 per vessel with the consent of the lender. The financing will be made available in two loans (the vessel loans). Each vessel loan has a maximum principal amount equal to the lesser of (i) $117,650,000, (ii) 65% of the vessel delivered costs relating to each vessel.

The Company can draw up to the maximum available loan for a specified period of time from the date of the signing of the agreement to the earlier of the delivery date of the 2nd vessel, the date following 210 days after the scheduled delivery date of the 2nd vessel, and February 6, 2012.

The facility is partly insured for both political and economic risks by the Korea Export Insurance Corporation (KEIC). For each vessel loan, KEIC will insure during the pre-delivery period the sum of the KEIC insurance premium plus 56% of the installments paid to the shipyards (the KEIC covered portion). The amount insured will not exceed $94.0 million per vessel on delivery and will reduce progressively down to zero at maturity during the post-delivery period.

The KEIC premium is, for each vessel, the KEIC covered portion multiplied by the KEIC Insurance Premium Rate divided by the difference between 1 minus the Insurance Premium Rate of 1.52%.

The Company must repay the loans over twenty-four semi-annual repayment dates. The first repayment date will be six months after the delivery date of the last vessel to be delivered.

The maturity date for the credit facility is the earlier of the twelfth anniversary of the delivery date of the last delivered vessel and February 6, 2024.

The $235.3 million credit facility requires payment of interest on the outstanding loan at a rate calculated as (i) in respect of the uncovered portion, 1% per annum plus one month, two month, three month, or six month LIBOR, depending on the interest period selected by the Company, and (ii) in respect of the KEIC covered portion, 0.7% per annum plus LIBOR. The weighted average rate of interest including the margin is 1.21% at December 31, 2011 (1.00% at December 31, 2010). The Company is subject to a commitment fee of 0.35% per annum calculated on the undrawn amounts under the facility.

The Company may prepay the loan in whole or from time to time in part on the last day of any period on which interest payable on a loan or an overdue amount is calculated. The Company may prepay all loans without penalty, other than breakage costs in certain circumstances. No amounts prepaid under the credit agreement may be re-borrowed. The Company will be required to prepay a portion of the outstanding loans in certain circumstances, including the sale or loss of a vessel or the cancellation of a shipbuilding contract where the Company elects not to substitute another vessel within the time period and on the terms set out in the credit agreement or if the KEIC insurance policies (the "KEIC Insurance") cease to be valid or enforceable in any material respect other than in certain circumstances.

A prepayment must be in a minimum amount of $5,000,000 and then in increments of $1,000,000. The Company may also cancel the unutilized amount of the facility in whole or in part. Partial cancellation must be in a minimum amount of $5,000,000 and then in increments of $2,500,000.

(h)	$53.0 million credit facility:

On October 31, 2011, the Company entered into a secured $53.0 million credit facility agreement (the $53.0 million credit facility).

The proceeds of the $53.0 million credit facility was used to fund a 4250 TEU vessel.

Interest, payable quarterly, is calculated at the LIBOR rate for the relevant three month period plus a margin of 4%. The weighted average rate of interest including the margin is 4.43% at December 31, 2011 (nil at December 31, 2010).

The Company will repay the loan in separate repayment instalments with each repayment instalment to be made on the quarter day immediately after the drawdown date.

The maturity date for the $53.0 million credit facility is the earlier of the actual delivery date of the vessel and December 31, 2012.

(i)	$15.0 million term loan:

On August 8, 2011, the Company entered into three term loans of $5.0 million each (the $15.0 million term loan facility). The proceeds of the $15.0 million term loan were used to fund a portion of the construction cost of three 10000 TEU vessels.

The loans are non-interest bearing until the respective delivery dates of the vessels. Upon delivery of the respective vessels, the loans bear interest at 6% per annum, payable quarterly, and are repayable within three years. The Company has the option to extend the term of the loans by two years bearing interest at 7% per annum, payable quarterly.

The Company will repay the funding and other amounts outstanding on the third anniversary date of the delivery date and may prepay the funding in whole or in part at any time without bonus or penalty. The Company may also extend the repayment date to the date which is two years from the repayment date by delivering to the lender written notice of its intention to extend.

(j)	$150.0 million revolving credit facility:

On December 28, 2007, the Company entered into a secured reducing revolving $150.0 million credit facility (the $150.0 million revolving credit facility). During the year, the Company removed one of the two vessels under this facility and is therefore only able to borrow up to a maximum of $75.0 million or 65% of the vessel delivered costs.

The proceeds of this facility will be used by the Company to fund the construction of one of the Company's 13100 TEU vessels.

Under this facility, the Company may borrow up to the lesser of $150.0 million and 65% of the vessel delivered costs (as defined in the agreement) provided that amounts borrowed in respect of vessel delivered costs that are not covered by the amount of the refund guarantee for the vessel may not exceed $2,500,000 per vessel. The facility will be proportionately reduced to the extent that the vessel is not delivered to the Company by November 27, 2012.

Interest is calculated as one month, two month, three month, or six month LIBOR plus 0.8% per annum, depending on the interest period selected by the Company. At December 31, 2011, there were no amounts outstanding. The Company is subject to a commitment fee of 0.2% per annum calculated on the undrawn amounts under the facility.

Commencing on the earlier of six months after the delivery date of the vessel and October 27, 2012, the facility will reduce by eighteen consecutive semi-annual reductions in the amounts and on the dates set out in a schedule to the credit agreement, and on each such date the Company must prepay the amount of the outstanding loan that exceeds the amount of the reduced facility. Any outstanding loans under the facility must be paid in full by the maturity date.

The maturity date for the $150.0 million revolving credit facility is the earlier of the twelfth anniversary of the delivery date of the vessel delivered and October 17, 2023.

The Company may prepay the loans without penalty, other than breakage costs in certain circumstances. Amounts prepaid voluntarily may be re-borrowed up to the amount of the facility, subject to the required reductions in the facility. The Company will be required to prepay a portion of the outstanding loans in certain circumstances, including the sale or loss of a vessel or the cancellation of a shipbuilding contract where the Company elects not to substitute another vessel within the time period and on the terms set out in the credit agreement. The Company may also remove a vessel from the facility upon prepayment of the relevant portion of the outstanding loans and substitute another vessel within the time period prescribed and on the terms set out in the $150.0 million revolving credit facility. Amounts prepaid in the circumstance of a sale, loss or removal of a Vessel or cancellation of a shipbuilding contract may only be re-borrowed in certain limited circumstances.

(k)	General:

The security for each of the Company's credit facilities, except for the $1.3 billion revolving credit facility and the $15.0 million term loan, which is described in note 9(a) and 9(i), includes:

•	A first priority mortgage on the collateral vessels funded by the related credit facility;

•	An assignment of the Company's time charters and earnings related to the related collateral vessels;

•	An assignment of the insurance on each of the vessels that are subject to a related mortgage;

•	An assignment of the Company's related shipbuilding contracts; and

•	A pledge of the related retention accounts.

Under each of our credit facilities, in certain circumstances a prepayment may be required as a result of certain events such as a termination or expiration of a charter (and the inability to enter into a charter suitable to lenders within a period of time) or termination of a shipbuilding contract. The amount that must be prepaid may be calculated based on the loan to market value ratio or some other ratio that takes into account the market value of the relevant vessels. In these circumstances, valuations of our vessels are conducted on a "without charter" basis as required under the relevant credit facility agreement.

Each credit facility contains financial covenants requiring the Company maintain minimum tangible net worth, interest coverage ratios, interest and principal coverage ratios, and debt to assets ratios, as defined. The Company is in compliance with these covenants.

(l)	Minimum repayments:

As at December 31, 2011, minimum repayments for the balances outstanding with respect to the credit facilities are as follows:

2012	$138,888
2013	158,871
2014	280,756
2015	800,961
2016	107,657
Thereafter	1,508,596

$2,995,729

The minimum repayments above are determined based on amounts outstanding at year end, pro-rated to reflect commitment reduction schedules for each related facility as if they were fully drawn. Actual repayments may differ from the amounts presented as repayment timing is impacted by the balance outstanding at each commitment reduction date.

Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2011
Other Long-Term Liabilities [Abstract]
Other Long-Term Liabilities
10.	Other long-term liabilities:

	December 31, 2011	December 31, 2010
Other long-term liabilities (a)	$620,512	$542,812
Accrued liabilities (b)	400	1,000

Other long-term liabilities	$620,912	$543,812
Current portion	(37,649)	(19,096)

	$583,263	$524,716

(a)	Other long-term liabilities:

The Company, through certain of its wholly-owned subsidiaries, has entered into non-recourse or limited recourse sale-leaseback arrangements with financial institutions to fund the construction of certain vessels under existing shipbuilding contracts.

In these arrangements, the Company has agreed to transfer the vessels to the lessors and, commencing from the delivery of the vessels from the shipyard, lease the vessel back from the lessor over the applicable lease term. In the arrangements where the shipbuilding contracts are novated to the lessors, the lessors assume responsibility for the remaining payments under the shipbuilding contracts.

The leases in these arrangements are capital leases in the consolidated financial statements and, during the construction period, the lessees are the owners of the vessels under construction for accounting purposes.

In certain of the arrangements, the lessors are wholly-owned subsidiaries of financial institutions that are VIEs and whose only assets and operations are to hold the Company's leases and vessels. The Company, through the Management Agreements (note 2), operates the vessels during the lease term and supervises the vessels' construction before the lease term begins. As a result, the Company is the primary beneficiary of the lessors and consolidates the lessors for financial reporting purposes. No gain or loss is recognized upon initial consolidation of the lessors. The liabilities of the lessor are loans due to the associated financial institutions and are non-recourse to the Company. The amounts funded to the lessors materially match the funding received by the Company's subsidiaries. As a result, the amounts due by the Company's subsidiaries to the lessors have been included in Other Long-term Liabilities as representing the lessor's loans due to the applicable financial institutions.

The terms of the leases are as follows:

(i)	Leases for five 4500 TEU vessels

The terms of the leases are five years beginning from each vessel's delivery dates.

At the end of each lease term, the remaining balances ranging from $64 million to $66 million will be due. At the end of the lease term, the lessee will be appointed sales agent to sell the vessels; the lessee will receive 99.9% of the proceeds from the sale of each vessel and can choose to purchase the vessels.

In October 2010, the terms of these five leases were amended such that the amount of the obligations under the lease that are guaranteed by Seaspan Corporation was reduced to a lower fixed amount, plus amounts for any adjustments to the outstanding balance from time to time due to changes in certain tax and related assumptions used to compute the lease payments.

Under this arrangement, the Company has five capital leases with subsidiaries of a financial institution whose primary assets and activities are to hold the Company's leases.

As of December 31, 2011, all five of the vessels (December 31, 2010—one) have been delivered.

The Company has placed $60,000,000 in a cash deposit account over which the lessor has a first priority interest.

As of December 31, 2011, the carrying value of the vessels being funded under this facility is $470,770,000 (2010—$440,208,000).

(ii)	Lease for one 13100 TEU vessel

The term of the lease is 12 years beginning from the vessel's delivery date. The lessor has provided $141,545,000 of financing. Lease payments include an interest component based on three month LIBOR plus a 2.6% margin. At the end of the lease term the outstanding balance of up to $48,000,000 will be due and title of the vessel will transfer to the lessee.

As of December 31, 2011, this vessel has been delivered.

As of December 31, 2011, the carrying value of the vessel being funded under this facility is $170,330,000 (2010—$108,988,000).

(iii)	Lease for one 13100 TEU vessel

The term of the lease is 12 years beginning from the vessel's delivery date. The lessor will provide financing in an amount equal to the lower of $150,000,000 or 80% of the delivery valuation amount. Lease payments include an interest component based on three month LIBOR plus a 3.0% margin. The outstanding balance of the lease at the end of the lease term will be zero and the lessee will have the option to purchase the vessel from the lessor for $1.

As of December 31, 2011, the carrying value of the vessel being funded under this facility is $89,790,000 (2010—$69,072,000). The vessel has not yet been delivered.

Based on maximum amounts funded, payments under the leases would be due to the lessors as follows:

2012	$65,179
2013	71,484
2014	71,744
2015	136,155
2016	299,340
Thereafter	249,208

893,110
Less amounts representing:
Interest	(163,943)
Amounts yet to be funded, limited as described above	(108,655)

$620,512

(b)

Accrued liabilities:

In connection with the deferral of 11 vessel deliveries, the Company will pay an additional amount of $1,333,333 or $1,875,000 per vessel, depending on the size of the vessel, at the deferred delivery date for a total aggregate amount of $19,000,000. The $1,100,000 (representing $100,000 for each of the 11 vessels) would have been due to the shipyards in connection with the deferral options had they not been exercised and is considered to represent the cost of entering into the delivery deferral options. Since 7 of the vessels have been delivered, the remaining balance is $400,000 as at December 31, 2011.

Share Capital	12 Months Ended
Dec. 31, 2011
Share Capital [Abstract]
Share Capital
11.	Share capital:

(a)	Common shares:

The Company has a dividend reinvestment program (DRIP) that allows interested shareholders to reinvest all or a portion of cash dividends received on the Company's common shares. If new common shares are issued by the Company, the reinvestment price is equal to the average price of the Company's common shares for the five days immediately prior to the reinvestment, less a discount. The discount rate is set by the Board of Directors and is currently 3%. If common shares are purchased in the open market, the reinvestment price is equal to the average price per share paid.

The class C common shares are incentive shares that were issued to the Manager for strategic services that are entitled to share in incremental dividends, based on specified sharing ratios, once dividends on the Company's class A common shares reach certain specified targets, beginning with the first target of $0.485 per share per quarter, and when the Company has an operating surplus sufficient to pay such a dividend. The class C common shares are not convertible to class A common shares. At December 31, 2011, the incentive shares do not have rights to incremental dividends.

(b)	Preferred shares:

The Company had the following preferred shares outstanding:

	Shares		Liquidation preference
			December 31, 2011	December 31, 2010
Series	authorized	issued
A	315,000	200,000	$271,677	$241,382
B	260,000	—	—	26,000
C	40,000,000	14,000,000	350,000	—

The Series A preferred shares accrue a 12% non-cash cumulative dividend per annum until January 31, 2014, which may increase to 15% per annum thereafter as described below.

The Series A preferred shares automatically convert to class A common shares at a price of $15.00 per share (the Exercise Price) at any time on or after January 31, 2014 if the trailing 30 day average trading price of the common shares is equal to or above the Exercise Price.

If at any time on or after January 31, 2014, the trailing average price of the common shares is less than the Exercise Price, the Company has the option to convert the Series A preferred shares at the Exercise Price and pay the Investors 115% of the difference between the Exercise Price and the trailing 30 day average price of the common shares. The Company has the option to pay the difference in common shares or in cash.

Upon certain triggering events, such as a liquidation, change of control, or merger, amongst others, the investors have the option to convert, in whole or in part, their Series A preferred shares to common shares at the Exercise Price. Depending on the nature of the triggering event, the liquidation preference of the Series A preferred shares will convert at the Exercise Price, or the liquidation preference will convert at the lower of (i) the Exercise Price; or (ii) the price at which the Series A preferred shares are valued in the transaction giving rise to the triggering event.

If the Series A preferred shares have not converted into common shares on or after January 31, 2014, the dividend rate will increase to 15% per annum. The Investors have the option to have the dividend paid in cash or to continue to increase the liquidation preference of the Series A preferred shares by 15% per annum.

The Series B preferred shares were issued for cash and paid cumulative quarterly dividends in cash at a rate of 5% per annum from their issuance date of May 27, 2010 to June 30, 2012, 8% per annum from July 1, 2012 to June 30, 2013 and 10% per annum thereafter. The Series B preferred shares were redeemable at any time at the option of the Company at an amount equal to the liquidation preference plus unpaid dividends. The Series B preferred shares were not convertible into common shares and were not redeemable at the option of the holder. On November 30, 2011, the outstanding Series B preferred shares were redeemed for $24,600,000.

On January 28, 2011, the Company issued 10,000,000 Series C preferred shares for gross proceeds of $250,000,000. The Series C preferred shares were issued for cash and pay cumulative quarterly dividends at a rate of 9.5% per annum from their date of issuance. At any time on or after January 30, 2016, the Series C preferred shares may be redeemed, in whole or in part at a redemption price of $25.00 per share plus unpaid dividends. If the Company fails to comply with certain covenants, default on any of its credit facilities, fails to pay dividends or if the Series C preferred shares are not redeemed at the option of the Company, in whole by January 30, 2017, the dividend rate payable on the Series C preferred shares increases quarterly, subject to an aggregate maximum rate per annum of 25% prior to January 30, 2016 and 30% thereafter, to a rate that is 1.25 times the dividend rate payable on the Series C preferred shares. The Series C preferred shares are not convertible into common shares and are not redeemable at the option of the holder. The initial dividend on the Series C preferred shares was paid on May 2, 2011.

On May 25, 2011, the Company issued an additional 4,000,000 Series C preferred shares for gross proceeds of $108,600,000, or $27.15 per share. The gross proceeds include accrued dividends to May 25, 2011. The second issuance of Series C preferred shares were issued for cash and have the same terms as the initial issuance of Series C preferred shares.

Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share
12.	Earnings per share:

Earnings per share computation:

To the extent that EPS for class A common shares exceed the first target dividend level of $0.485 per share per quarter, and there is sufficient operating surplus as defined in the Company's Articles of Incorporation, undistributed earnings would be allocated to class C common shares for the purpose of calculating EPS under the two-class method. Otherwise, class C common shares would not participate in earnings. To date, class C common shares have not participated in earnings. Although the EPS for class A common shares have exceeded the first target dividend level of $0.485 per share per quarter for certain quarters there has not been adequate operating surplus for class C shares to participate in earnings.

The Company applies the if-converted method to determine the EPS impact for the convertible Series A preferred shares. The following is a reconciliation of the numerator and denominator used in the basic and diluted EPS computations.

For the year ended December 31, 2011	Income (loss) (numerator)	Shares (denominator)	Per share amount
Net loss	$(83,400)
Less:
Series A preferred share dividends	(30,295)
Series B preferred share dividends	1,060
Series C preferred share dividends	(28,497)

Basic and diluted EPS (1):
Loss from continuing operations attributable to common shareholders	$(141,132)	69,217,000	$(2.04)

(1)	The convertible Series A preferred shares and share-based payments are not included in the computation of diluted EPS because their effects are anti-dilutive for the period.

For the year ended December 31, 2010	Income (loss) (numerator)	Shares (denominator)	Per share amount
Net loss	$(87,747)
Less:
Series A preferred share dividends	(26,918)
Series B preferred share dividends	(1,409)

Basic and diluted EPS (1):
Loss from continuing operations attributable to common shareholders	$(116,074)	68,195,000	$(1.70)

(1)	The convertible Series A preferred shares and share-based payments are not included in the computation of diluted EPS because their effects are anti-dilutive for the period.

For the year ended December 31, 2009	Income (loss) (numerator)	Shares (denominator)	Per share amount
Net earnings	$145,252
Less: Series A preferred share dividends	(14,464)

Basic EPS:
Income from continuing operations attributable to common shareholders	$130,788	67,340,000	$1.94
Effect of dilutive securities:
Convertible Series A preferred shares	14,464	15,803,000
Share-based payments	—	23,000

Diluted EPS:
Income attributable to common shareholders plus assumed conversion	$145,252	83,166,000	$1.75

Share-Based Compensation	12 Months Ended
Dec. 31, 2011
Share-Based Compensation [Abstract]
Share-Based Compensation
13.	Share-based compensation:

In December 2005, the Company's Board of Directors adopted the Seaspan Corporation Stock Incentive Plan (the Plan), under which our officers, employees and directors may be granted options, restricted shares, phantom shares, and other stock-based awards as may be determined by the Company's Board of Directors. A total of 2,000,000 shares of common stock (2010—2,000,000) are reserved for issuance under the Plan, which is administered by the Company's Board of Directors. The Plan expires ten years from the date of its adoption. There are 987,972 remaining shares left for issuance under this plan.

Class A common shares are issued in exchange for the cancellation of vested restricted shares and phantom share units. The restricted shares generally vest over one year and the phantom share units generally vest over three years.

A summary of the Company's outstanding restricted shares and phantom share units as of December 31, 2011 and for the year then ended is presented below:

	Restricted shares		Phantom share units
	Number of shares	W.A. grant date FV	Number of shares	W.A. grant date FV
December 31, 2008	—	$—	133,166	$24.42
Granted	44,374	10.66	177,000	7.75
Vested	—	—	—	—
Exchanged for common shares	—	—	(38,166)	23.35

December 31, 2009	44,374	10.66	272,000	13.72
Granted	53,104	10.00	177,000	10.22
Vested	(51,574)	10.51	—	—
Exchanged for common shares	—	—	(105,000)	16.01

December 31, 2010	45,904	$10.06	344,000	$11.22
Granted	43,200	13.04	190,000	15.43
Vested	(45,904)	10.06	—	—

December 31, 2011	43,200	$13.04	534,000	$12.72

As vested outstanding phantom share units are only exchanged for common shares upon written notice from the holder, the phantom share units that are exchanged for common shares may include units that vested in prior periods. At December 31, 2011, 167,000 (2010—49,000) of the outstanding phantom share units were vested and available for exchange by the holder.

During 2011, the Company recognized $2,528,000 (2010—$2,670,000; 2009—$2,185,000) related to restricted share units and phantom share units, and $750,000 (2010—nil; 2009—nil) in share-based compensation expenses related to other stock-based awards. During 2011, the total fair value of shares vested was $462,000 (2010—$542,000; 2009—$357,000). As at December 31, 2011, there was $2,516,000 (December 31, 2010—$1,663,000) of total unrecognized compensation costs relating to unvested share-based compensation awards, which are expected to be recognized over a weighted average period of 18 months.

Other Information	12 Months Ended
Dec. 31, 2011
Other Information [Abstract]
Other Information
14.	Other information:

(a)	Accounts payable and accrued liabilities:

The principal components of accounts payable and accrued liabilities are:

	2011	2010
Due to related parties (note 3)	$1,816	$1,450
Accrued interest	19,592	14,205
Other accrued liabilities	25,992	12,739

	$47,400	$28,394

(b)	Supplementary information to the statement of cash flows consists of:

	2011	2010	2009
Interest paid on debt	$33,947	$11,881	$9,807
Interest received	815	60	290
Undrawn credit facility fee paid	1,813	2,311	2,400
Non-cash transactions:
Dividends on Series A preferred shares	30,295	26,918	14,464
Dividend reinvestment	13,039	7,700	7,132
Other long-term liabilities for vessels under construction	108,374	107,214	18,567

Commitments And Contingent Obligations	12 Months Ended
Dec. 31, 2011
Commitments And Contingent Obligations [Abstract]
Commitments And Contingent Obligations
15.	Commitments and contingent obligations:

(a)	As of December 31, 2011, based on the contractual delivery dates, the Company has outstanding commitments for the purchase of additional vessels and installment payments for vessels under construction, including payments to be made on the Company's behalf as described in note 10, as follows:

2012	$313,275
2013	60,440
2014	209,440

$583,155

(b)	As of December 31, 2011, based on 100% utilization, the minimum future revenues to be received on committed time charter party agreements are approximately:

2012	$676,211
2013	666,837
2014	694,175
2015	694,452
2016	645,308
Thereafter	3,090,198

$6,467,181

(c)	As of December 31, 2011, the minimum future amounts to be received on committed bareboat charter party agreements are approximately:

2012	$14,640
2013	15,977
2014	21,170
2015	21,170
2016	37,481

$110,438

Financial Instruments	12 Months Ended
Dec. 31, 2011
Financial Instruments [Abstract]
Financial Instruments
16.	Financial instruments:

(a)	Concentrations:

The Company's revenue is derived from the following customers:

	2011	2010	2009
COSCON	$168,395	$69,502	$13,868
CSCL Asia	161,218	158,016	154,286
K-Line	62,519	11,442	—
HL USA	57,406	58,432	59,099
MOL	42,165	41,963	11,865
APM	27,821	33,857	34,066
Other	45,206	33,999	12,410

	$564,730	$407,211	$285,594

(b)	Fair value:

The carrying values of cash and cash equivalents, accounts receivable and accounts payable approximate their fair values because of their short term to maturity. As of December 31, 2011, the fair value of the Company's long-term debt is $2,551,222,000 (December 31, 2010 - $2,043,859,000). As of December 31, 2011, the fair value of the Company's other long-term liabilities is equal to $610,705,000 (December 31, 2010 - $524,499,000). The fair value of long-term debt and other long term liabilities are estimated based on expected interest and principal repayments, discounted by forward rates plus a margin appropriate to the credit risk of the Company.

The Company's interest rate derivative financial instruments are remeasured to fair value at the end of each reporting period. The fair values of the interest rate derivative financial instruments have been calculated by discounting the future cash flow of both the fixed rate and variable rate interest rate payments. The discount rate was derived from a yield curve created by nationally recognized financial institutions adjusted for the associated credit risk. The fair values of the interest rate derivative financial instruments are determined based on inputs that are readily available in public markets or can be derived from information available in publicly quoted markets. Therefore, the Company has categorized the fair value of these derivative financial instruments as Level 2 in the fair value hierarchy.

(c)	Interest rate derivative financial instruments:

The Company uses derivative financial instruments, consisting of interest rate swaps and an interest rate swaption, to manage its interest rate risk associated with its variable rate debt. Prior to 2008, the Company applied hedge accounting to certain of its interest rate swaps. In 2008, the Company voluntarily de-designated all such interest rate swaps as accounting hedges such that the Company no longer applies hedge accounting. The amounts in accumulated other comprehensive loss related to the interest rate swaps to which hedge accounting was previously applied will be recognized in earnings when and where the related interest is recognized in earnings.

Counterparties to the derivative financial instruments are major financial institutions. Due to the nature of the counterparties and the fact that all instruments were in favour of counterparties at December 31, 2011, the risk of credit loss related to these counterparties is considered to be immaterial at December 31, 2011.

As of December 31, 2011, the Company had the following outstanding interest rate derivatives:

Fixed per annum rate swapped for LIBOR	Notional amount as of December 31, 2011	Maximum notional amount (1)	Effective date	Ending date
5.6400%	$714,500	$714,500	August 31, 2007	August 31, 2017	(3)
4.6325%	663,399	663,399	September 15, 2005	July 16, 2012	(2)
5.4200%	438,462	438,462	September 6, 2007	May 31, 2024
5.6000%	200,000	200,000	June 23, 2010	December 23, 2021	(2)
5.0275%	111,000	158,000	May 31, 2007	September 30, 2015
5.5950%	106,800	106,800	August 28, 2009	August 28, 2020
5.2600%	106,800	106,800	July 3, 2006	February 26, 2021	(4) (2)
5.2000%	96,000	96,000	December 18, 2006	October 2, 2015
5.5150%	59,700	59,700	February 28, 2007	July 31, 2012	(2)
5.1700%	24,000	55,500	April 30, 2007	May 29, 2020
5.1750%	—	663,399	July 16, 2012	July 15, 2016
5.8700%	—	620,390	August 31, 2017	November 28, 2025
5.4975%	—	59,700	July 31, 2012	July 31, 2019

(1)	Over the term of the interest rate swaps, the notional amounts increase and decrease. These amounts represent the peak notional during the term of the swap.
(2)	Prospectively de-designated as an accounting hedge on September 30, 2008.
(3)	Prospectively de-designated as an accounting hedge on January 31, 2008.
(4)	The Company has entered into a swaption agreement with a bank (Swaption Counterparty) whereby the Swaption Counterparty has the option to require the Company to enter into an interest rate swap to pay LIBOR and receive a fixed rate of 5.26%. This is a European option and is open for a two hour period on February 26, 2014 after which it expires. The notional amount of the underlying swap is $106,800,000 with an effective date of February 28, 2014 and an expiration of February 26, 2021. If the Swaption Counterparty exercises the swaption, the underlying swap effectively offsets the Company's 5.26% pay fixed LIBOR swap from February 28, 2014 to February 26, 2021.

The following provides information about the Company's interest rate derivatives:

Fair value of liability derivatives:

Balance sheet location	December 31, 2011	December 31, 2010
Fair value of financial instruments	$564,490	$407,819

Loss recognized in income on derivatives:

Statement of operations location	December 31, 2011	December 31, 2010
Change in fair value of financial instruments	$(281,027)	$(241,033)

Loss reclassified from AOCI into income (1):

Statement of operations location	December 31, 2011	December 31, 2010
Interest expense	$(11,670)	$(12,797)
Depreciation	(505)	(289)

(1)	The effective portion of changes in unrealized loss on interest rate swaps was recorded in accumulated other comprehensive income until September 30, 2008 when these contracts were de-designated as accounting hedges. The amounts in accumulated other comprehensive income will be recognized in earnings when and where the previously hedged interest is recognized in earnings.

The estimated amount of accumulated other comprehensive income expected to be reclassified into earnings within the next 12 months is $8

,571,000.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
17.	Subsequent events:

(a)	On January 17, 2012, the Company declared a quarterly dividend of $0.59375 per Series C preferred share, representing a distribution of $8,313,000. The dividend was paid on January 30, 2012 to all shareholders of record on January 27, 2012.

(b)	On January 19, 2012, the Company accepted the re-purchase of 11,300,000 shares of its common stock at a price of $15.00 per share, for an aggregate cost of $169,500,000, excluding fees and expenses relating to the tender offer.

(c)	On January 27, 2012, the Company acquired 100 percent of the outstanding shares of the Manager. The Company's acquisition of the Manager will increase its control over access to the first-rate services that the Manager provides to the Company on a long-term basis, and reduce certain conflicts between the Company and its directors who have interests in the Manager.

The aggregate purchase price, excluding potential balance sheet adjustments, was 4,220,728 of the Company's Class A common shares, plus additional potential payments of 39,081 of the Company's Class A common shares for each newbuilding or existing containership ordered, acquired or leased after December, 12, 2011 and prior to August 15, 2014 by the Company, Greater China Intermodal Investments LLC or Blue Water Commerce LLC and which is to be managed by the Manager or the Company. The fair value of the 4,220,728 Class A common shares was $64,282,000 at the close of market on January 27, 2012.

As the Company is in the process of evaluating the transaction, the purchase price remains subject to refinement.

(d)	On February 1, 2012, the Company declared a quarterly dividend of $0.1875 per common share, representing a distribution of $11,735,000. The dividend was paid on February 22, 2012 to all shareholders of record as of February 13, 2012. Of the $11,735,000 distribution, $7,374,000 was paid in cash and $4,361,000 was reinvested through the DRIP.

(e)	On March 7, 2012, the Company accepted delivery of the COSCO Excellence from Hyundai Samho Heavy Industries Co., Ltd.

(f)	On March 14, 2012, the Company accepted delivery of the COSCO Faith from Hyundai Ulsan Heavy Industries Co., Ltd.

Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Basis Of Presentation
(a)	Basis of presentation:

These accounting policies conform to accounting principles generally accepted in the United States of America ("GAAP") and have been consistently applied in the preparation of the consolidated financial statements.

Principles Of Consolidation
(b)	Principles of consolidation:

The accompanying consolidated financial statements include the accounts of Seaspan Corporation and all of its subsidiaries, which are wholly-owned. The Company's subsidiaries were formed to secure financing for the Company. As of December 31, 2011, the following subsidiaries, which are directly or indirectly wholly-owned, are counterparties to financing:

•	Seaspan Finance I Co. Ltd.;

•	Seaspan Containership 2181 Ltd.;

•	Seaspan Containership 2180 Ltd.;

•	Seaspan Containership 2177 Ltd.;

•	Seaspan Containership S452 Ltd.;

•	Seaspan 140 Ltd.;

•	Seaspan YZJ 983 Ltd.;

•	Seaspan YZJ 985 Ltd.; and

•	Seaspan YZJ 993 Ltd.

The Company also consolidates any variable interest entities (VIEs) of which it is the primary beneficiary. The primary beneficiary, under the revised guidance, is the enterprise that has both the power to make decisions that most significantly affect the economic performance of the VIE and has the right to receive benefits or the obligation to absorb losses that in either case could potentially be significant to the VIE. The impact of the consolidation of these VIEs is described in note 10.

The Company accounts for its investment in companies in which it has significant influence by the equity method. The Company's proportionate share of income (loss) is included in income and added to or deducted from the cost of the investment.

All significant intercompany balances and transactions have been eliminated upon consolidation.

Cash Equivalents
(c)	Cash equivalents:
Cash equivalents include highly liquid securities with terms to maturity of three months or less when acquired.
Vessels
(d)	Vessels:

Except as described below, vessels are recorded at their cost, which consists of the purchase price, acquisition and delivery costs.

Vessels purchased from the predecessor upon completion of the Company's initial public offering were initially recorded at the predecessor's carrying value.

Vessels under construction include deposits, installment payments, interest, financing costs, construction design, supervision costs, and other pre-delivery costs incurred during the construction period.

Depreciation is provided on a straight-line basis over the estimated useful life of each vessel, which is 30 years from the date of completion. The Company calculates depreciation based on the remaining useful life and the expected salvage value of the vessel.

Vessels are evaluated for impairment when events or circumstances indicate that their carrying values may not be recovered from future undiscounted cash flows. Such evaluations include comparison of current and anticipated operating cash flows, assessment of future operations and other relevant factors. When the carrying value of the vessels exceeds the undiscounted estimated future cash flows, the vessels would be written down to their fair value.

Dry-Dock Activities
(e)	Dry-dock activities:

Classification rules require that vessels be dry-docked for inspection including planned major maintenance and overhaul activities for ongoing certification. The Company generally dry-docks its vessels once every five years. Dry-docking activities include the inspection, refurbishment and replacement of steel, engine components, electrical, pipes and valves, and other parts of the vessel. The Company has adopted the deferral method of accounting for dry-dock activities whereby costs incurred are deferred and amortized on a straight-line basis over the period until the next scheduled dry-dock activity.

Intangible Assets
(f)	Intangible assets:

For certain vessels where the Company provides lubricants for the operation of such vessels, the Company has a contractual right to have the vessel returned with the same level and complement of lubricants upon termination of the management agreement. This contractual right is recorded as an intangible asset and included in other assets at the historical fair value of the lubricants at the time of delivery. Intangible assets are tested for impairment annually or more frequently if events or changes in circumstances indicate the asset might be impaired. An impairment loss is recognized when the carrying amount of the intangible asset exceeds its fair value.

Deferred Financing Fees
(g)	Deferred financing fees:

Deferred financing fees represent the unamortized costs incurred on issuance of the Company's credit and lease facilities. Amortization of deferred financing fees on leases is provided on the effective interest rate method over the term of the underlying obligation. Amortization of deferred financing fees on credit facilities is provided on the effective interest rate method over the term of the facility based on amounts available under the facilities.

Revenue Recognition
(h)	Revenue recognition:

Revenue from time charter is recognized each day the vessel is on-hire and when collection is reasonably assured. Cash received in excess of earned revenue is recorded as deferred revenue.

Derivative Financial Instruments
(i)	Derivative financial instruments:

The Company's hedging policies permit the use of various derivative financial instruments to manage interest rate risk. The Company has entered into interest rate swaps and a swaption to reduce the Company's exposure to changing interest rates on its credit and lease facilities.

All of the Company's derivatives are measured at their fair value at the end of each period. For derivatives not designated as accounting hedges, changes in their fair value are recorded in earnings.

The Company had previously designated certain of its interest rate swaps as accounting hedges and applied hedge accounting to those instruments. While hedge accounting was applied, the effective portion of the unrealized gains or losses on those designated interest rate swaps was recorded in other comprehensive loss.

By September 30, 2008, the Company had de-designated all of its interest rate swaps as accounting hedges. Subsequent to their de-designation dates, changes in their fair value are recorded in earnings.

The Company evaluates whether the occurrence of any of the previously hedged interest payments are considered to be remote. When the previously hedged interest payments are not considered remote of occurring, unrealized gains or losses in accumulated other comprehensive income associated with the previously designated interest rate swaps are recognized in earnings when and where the interest payments are recognized. If such interest payments are identified as being remote, the accumulated other comprehensive income balance pertaining to these amounts is reversed through earnings immediately.

Fair Value Measurement
(k)	Fair value measurement:

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date. The hierarchy is broken down into three levels based on the observability of inputs as follows:

•

Level 1—Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

•	Level 2—Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•	Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Share-Based Compensation
(l)	Share-based compensation:

The Company has granted restricted shares and phantom share units to officers and directors as compensation. Compensation cost of the Company's share-based compensation awards is measured at their grant date fair values, based on the quoted market price of the Company's Class A common shares, and recognized straight-line over the requisite service period.

Earnings Per Share
(m)	Earnings per share:

The Company has multiple classes of common shares with different participation rights and applies the two-class method to compute basic earnings per share (EPS).

The treasury stock method is used to compute the dilutive effect of the Company's share-based compensation awards. Under this method, the incremental number of shares used in computing diluted EPS is the difference between the number of shares assumed issued and purchased using assumed proceeds.

The if-converted method is used to compute the dilutive effect of the Company's Series A preferred shares. Under this method, dividends applicable to the Series A preferred shares are added back to income attributable to common shareholders and the Series A preferred shares and paid-in kind dividends are assumed to have been converted at the share price applicable at the end of the period. The if-converted method is applied to the computation of diluted EPS only if the effect is dilutive. The dividends recorded in the financial statements that are applicable to the Series B preferred shares reduce the income available to common shareholders. The dividends applicable to the Series C preferred share reduce the income available to common shareholders, even if not declared, since the dividends are cumulative.

Use Of Estimates
(n)	Use of estimates:

The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenue and expenses during the reporting fiscal periods. Areas where accounting judgments and estimates are significant to the Company include the assessment of the vessel lives and the recoverability of the carrying value of vessels which are subject to future market events and the fair value of interest rate derivative financial instruments. Actual results could differ from those estimates.

Recent Accounting Pronouncement
(o)	Recent accounting pronouncement:

In June 2011, the Financial Accounting Standards Board ("FASB") issued an Accounting Standards Update ("ASU") aimed at increasing the prominence of other comprehensive income in financial statements by requiring comprehensive income to be reported in either a single statement or in two consecutive statements reporting net income and other comprehensive income. In October 2011, the FASB deferred the requirement for separate presentation on the face of the financial statements for items reclassified from other comprehensive income ("OCI") into net income within both the net income and OCI sections of the financial statements. The guidance is effective for fiscal years beginning after December 15, 2011, with early adoption permitted. The Company is in compliance with this guidance, therefore there is no further impact on the Company's financial statement disclosure.

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Schedule Of Technical Service Fees Under Management Agreements

Vessel class (TEU)	Number of vessels	Weighted-average technical services fee (in US dollars, per vessel per day)
2500	10	$5,132
3500	2	5,242
4250	24	5,465
4500	5	6,916
4800	4	50	*
5100	4	6,482
8500	10	7,268
9600	2	7,406
13100	8	8,545

*	Prior to the amendment, the Company was paying $7,848 per vessel per day while the vessel was being time chartered (note 4).

Schedule Of Costs Incurred Under The Management Agreements

For the year ended December 31,	2011	2010	2009
Costs incurred under the Management Agreements
Technical services	$135,381	$108,046	$81,844
Dry-dock activities included in technical services	5,855	4,673	3,575
Administrative and strategic services	72	72	72
Reimbursed expenses	4,074	3,087	2,458
Construction supervision	2,056	1,864	3,106
Costs incurred with the Manager and parties related thereto
Consulting services	84	192	240
Arrangement fee	1,832	1,500	—
Technical service fees advance	2,947	—	—
Transaction fee	369	—	—

Gross Investment In Lease (Tables)	12 Months Ended
Dec. 31, 2011
Gross Investment In Lease [Abstract]
Schedule Of Investment In Lease

	December 31, 2011	December 31, 2010
Gross investment in lease	$110,438	—
Current portion	(14,640)	—

	$95,798	$—

Vessels (Tables)	12 Months Ended
Dec. 31, 2011
Vessels [Abstract]
Schedule Of Vessels

December 31, 2011	Cost	Accumulated depreciation	Net book value
Vessels	$4,684,325	$394,994	$4,289,331
Vessels under construction	407,918	—	407,918

	$5,092,243	$394,994	$4,697,249

December 31, 2010	Cost	Accumulated depreciation	Net book value
Vessels	$3,502,655	$310,921	$3,191,734
Vessels under construction	1,019,138	—	1,019,138

	$4,521,793	$310,921	$4,210,872

Deferred Charges (Tables)	12 Months Ended
Dec. 31, 2011
Deferred Charges [Abstract]
Deferred Charges

	Dry-docking	Financing fees	Total
December 31, 2009	$2,763	$18,904	$21,667
Cost incurred	4,822	16,107	20,929
Amortization expensed	(1,373)	(1,933)	(3,306)
Amortization capitalized	—	(1,683)	(1,683)

December 31, 2010	$6,212	$31,395	$37,607
Cost incurred	7,251	9,990	17,241
Amortization expensed	(2,367)	(3,421)	(5,788)
Transfer on loss on vessels (note 4)	(1,726)	—	(1,726)
Amortization capitalized	—	(1,417)	(1,417)

December 31, 2011	$9,370	$36,547	$45,917

Other Assets (Tables)	12 Months Ended
Dec. 31, 2011
Other Assets [Abstract]
Schedule Of Other Assets

	2011	2010
Prepaid expenses	$11,203	$9,282
Intangible assets	6,538	5,196
Restricted cash (a)	60,000	60,000
Restricted cash (b)	—	5,000
Restricted cash (c)	5,000	—
Investment in affiliate (d)	784	—
Other	5,229	2,507

Other assets	$88,754	$81,985

(a)	$60 million has been placed in a deposit account over which the lessor (note 10) has a first priority interest.

(b)	In connection with entering into the lease financing arrangement described in (note 10), $5,000,000 was held in escrow until the vessel delivery, to fund any vessel construction cost overruns. At December 31, 2011, the vessel has been delivered therefore the cash is no longer restricted.

(c)	In connection with entering into the credit facility described in note 9(e), $5,000,000 will be held in escrow until the vessel delivery, to fund any vessel construction cost overruns.

(d)

On March 14, 2011 the Company entered into an agreement to participate in Greater China Intermodal Investments LLC, (the Vehicle), an investment vehicle established by an affiliate of The Carlyle Group. The Vehicle will invest up to $900,000,000 equity capital in containership assets strategic to the People's Republic of China, Taiwan, Hong Kong and Macau. The Company agreed to make a minority investment in the Vehicle of up to $100,000,000 during the investment period, which is anticipated to be up to five years. During 2011, the Company made a capital contribution of $1,964,000 related to the purchase of four vessels, working capital obligations, organizational expenses and financial advisory fees. The Company accounts for its 11.1% investment in the Vehicle on the equity method. The investment of $784,000 is comprised of its capital contribution of $1,964,000 less its equity loss on investment of $1,180,000.

Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2011
Deferred Revenue [Abstract]
Schedule Of Deferred Revenue

	December 31, 2011	December 31, 2010
Deferred revenue on time charters	$17,779	$10,696
Deferred interest on lease receivable	17,981	—

Deferred revenue	35,760	10,696
Current portion	(23,257)	(10,696)

	$12,503	$—

Long -Term Debt (Tables)	12 Months Ended
Dec. 31, 2011
Long -Term Debt [Abstract]
Schedule Of Long-Term Debt

	2011	2010
Long-term debt:
$1.3 billion revolving credit facility	$1,032,745	$1,032,745
$365.0 million revolving credit facility	323,200	323,566
$218.4 million credit facility	217,661	217,661
$920.0 million revolving credit facility	890,257	718,723
$150.0 million revolving credit facility	79,672	—
$291.2 million credit facility	202,026	—
$235.3 million credit facility	182,168	104,076
$53.0 million term loan credit facility	53,000	—
$15.0 million term loan	15,000	—
$150.0 million credit facility	—	—

Long-term debt	2,995,729	2,396,771
Current portion	(81,482)	—

	$2,914,247	$2,396,771

Schedule Of Minimum Repayments For The Balances Outstanding With Respect To The Credit Facilities

2012	$138,888
2013	158,871
2014	280,756
2015	800,961
2016	107,657
Thereafter	1,508,596

$2,995,729

Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Other Long-Term Liabilities [Abstract]
Schedule Of Other Long-Term Liabilities

	December 31, 2011	December 31, 2010
Other long-term liabilities (a)	$620,512	$542,812
Accrued liabilities (b)	400	1,000

Other long-term liabilities	$620,912	$543,812
Current portion	(37,649)	(19,096)

	$583,263	$524,716

(a)	Other long-term liabilities:

The Company, through certain of its wholly-owned subsidiaries, has entered into non-recourse or limited recourse sale-leaseback arrangements with financial institutions to fund the construction of certain vessels under existing shipbuilding contracts.

In these arrangements, the Company has agreed to transfer the vessels to the lessors and, commencing from the delivery of the vessels from the shipyard, lease the vessel back from the lessor over the applicable lease term. In the arrangements where the shipbuilding contracts are novated to the lessors, the lessors assume responsibility for the remaining payments under the shipbuilding contracts.

The leases in these arrangements are capital leases in the consolidated financial statements and, during the construction period, the lessees are the owners of the vessels under construction for accounting purposes.

In certain of the arrangements, the lessors are wholly-owned subsidiaries of financial institutions that are VIEs and whose only assets and operations are to hold the Company's leases and vessels. The Company, through the Management Agreements (note 2), operates the vessels during the lease term and supervises the vessels' construction before the lease term begins. As a result, the Company is the primary beneficiary of the lessors and consolidates the lessors for financial reporting purposes. No gain or loss is recognized upon initial consolidation of the lessors. The liabilities of the lessor are loans due to the associated financial institutions and are non-recourse to the Company. The amounts funded to the lessors materially match the funding received by the Company's subsidiaries. As a result, the amounts due by the Company's subsidiaries to the lessors have been included in Other Long-term Liabilities as representing the lessor's loans due to the applicable financial institutions.

The terms of the leases are as follows:

(i)	Leases for five 4500 TEU vessels

The terms of the leases are five years beginning from each vessel's delivery dates.

At the end of each lease term, the remaining balances ranging from $64 million to $66 million will be due. At the end of the lease term, the lessee will be appointed sales agent to sell the vessels; the lessee will receive 99.9% of the proceeds from the sale of each vessel and can choose to purchase the vessels.

In October 2010, the terms of these five leases were amended such that the amount of the obligations under the lease that are guaranteed by Seaspan Corporation was reduced to a lower fixed amount, plus amounts for any adjustments to the outstanding balance from time to time due to changes in certain tax and related assumptions used to compute the lease payments.

Under this arrangement, the Company has five capital leases with subsidiaries of a financial institution whose primary assets and activities are to hold the Company's leases.

As of December 31, 2011, all five of the vessels (December 31, 2010—one) have been delivered.

The Company has placed $60,000,000 in a cash deposit account over which the lessor has a first priority interest.

As of December 31, 2011, the carrying value of the vessels being funded under this facility is $470,770,000 (2010—$440,208,000).

(ii)	Lease for one 13100 TEU vessel

The term of the lease is 12 years beginning from the vessel's delivery date. The lessor has provided $141,545,000 of financing. Lease payments include an interest component based on three month LIBOR plus a 2.6% margin. At the end of the lease term the outstanding balance of up to $48,000,000 will be due and title of the vessel will transfer to the lessee.

As of December 31, 2011, this vessel has been delivered.

As of December 31, 2011, the carrying value of the vessel being funded under this facility is $170,330,000 (2010—$108,988,000).

(iii)	Lease for one 13100 TEU vessel

The term of the lease is 12 years beginning from the vessel's delivery date. The lessor will provide financing in an amount equal to the lower of $150,000,000 or 80% of the delivery valuation amount. Lease payments include an interest component based on three month LIBOR plus a 3.0% margin. The outstanding balance of the lease at the end of the lease term will be zero and the lessee will have the option to purchase the vessel from the lessor for $1.

As of December 31, 2011, the carrying value of the vessel being funded under this facility is $89,790,000 (2010—$69,072,000). The vessel has not yet been delivered.

Based on maximum amounts funded, payments under the leases would be due to the lessors as follows:

2012	$65,179
2013	71,484
2014	71,744
2015	136,155
2016	299,340
Thereafter	249,208

893,110
Less amounts representing:
Interest	(163,943)
Amounts yet to be funded, limited as described above	(108,655)

$620,512

(b)

Accrued liabilities:

In connection with the deferral of 11 vessel deliveries, the Company will pay an additional amount of $1,333,333 or $1,875,000 per vessel, depending on the size of the vessel, at the deferred delivery date for a total aggregate amount of $19,000,000. The $1,100,000 (representing $100,000 for each of the 11 vessels) would have been due to the shipyards in connection with the deferral options had they not been exercised and is considered to represent the cost of entering into the delivery deferral options. Since 7 of the vessels have been delivered, the remaining balance is $400,000 as at December 31, 2011.

Share Capital (Tables)	12 Months Ended
Dec. 31, 2011
Share Capital [Abstract]
Schedule Of Preferred Shares Outstanding

	Shares		Liquidation preference
			December 31, 2011	December 31, 2010
Series	authorized	issued
A	315,000	200,000	$271,677	$241,382
B	260,000	—	—	26,000
C	40,000,000	14,000,000	350,000	—

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Schedule Of Reconciliation Of The Numerator And Denominator Used In The Basic And Diluted EPS Computations

For the year ended December 31, 2011	Income (loss) (numerator)	Shares (denominator)	Per share amount
Net loss	$(83,400)
Less:
Series A preferred share dividends	(30,295)
Series B preferred share dividends	1,060
Series C preferred share dividends	(28,497)

Basic and diluted EPS (1):
Loss from continuing operations attributable to common shareholders	$(141,132)	69,217,000	$(2.04)

(1)	The convertible Series A preferred shares and share-based payments are not included in the computation of diluted EPS because their effects are anti-dilutive for the period.

For the year ended December 31, 2010	Income (loss) (numerator)	Shares (denominator)	Per share amount
Net loss	$(87,747)
Less:
Series A preferred share dividends	(26,918)
Series B preferred share dividends	(1,409)

Basic and diluted EPS (1):
Loss from continuing operations attributable to common shareholders	$(116,074)	68,195,000	$(1.70)

(1)	The convertible Series A preferred shares and share-based payments are not included in the computation of diluted EPS because their effects are anti-dilutive for the period.

For the year ended December 31, 2009	Income (loss) (numerator)	Shares (denominator)	Per share amount
Net earnings	$145,252
Less: Series A preferred share dividends	(14,464)

Basic EPS:
Income from continuing operations attributable to common shareholders	$130,788	67,340,000	$1.94
Effect of dilutive securities:
Convertible Series A preferred shares	14,464	15,803,000
Share-based payments	—	23,000

Diluted EPS:
Income attributable to common shareholders plus assumed conversion	$145,252	83,166,000	$1.75

Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Share-Based Compensation [Abstract]
Summary Of The Company's Outstanding Restricted Shares And Phantom Share Units

	Restricted shares		Phantom share units
	Number of shares	W.A. grant date FV	Number of shares	W.A. grant date FV
December 31, 2008	—	$—	133,166	$24.42
Granted	44,374	10.66	177,000	7.75
Vested	—	—	—	—
Exchanged for common shares	—	—	(38,166)	23.35

December 31, 2009	44,374	10.66	272,000	13.72
Granted	53,104	10.00	177,000	10.22
Vested	(51,574)	10.51	—	—
Exchanged for common shares	—	—	(105,000)	16.01

December 31, 2010	45,904	$10.06	344,000	$11.22
Granted	43,200	13.04	190,000	15.43
Vested	(45,904)	10.06	—	—

December 31, 2011	43,200	$13.04	534,000	$12.72

Other Information (Tables)	12 Months Ended
Dec. 31, 2011
Other Information [Abstract]
Schedule Of Accounts Payable And Accrued Liabilities

	2011	2010
Due to related parties (note 3)	$1,816	$1,450
Accrued interest	19,592	14,205
Other accrued liabilities	25,992	12,739

	$47,400	$28,394

Schedule Of Cash Flow, Supplemental Disclosures

	2011	2010	2009
Interest paid on debt	$33,947	$11,881	$9,807
Interest received	815	60	290
Undrawn credit facility fee paid	1,813	2,311	2,400
Non-cash transactions:
Dividends on Series A preferred shares	30,295	26,918	14,464
Dividend reinvestment	13,039	7,700	7,132
Other long-term liabilities for vessels under construction	108,374	107,214	18,567

Commitments And Contingent Obligations (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Outstanding Commitments For Purchase Of Additional Vessels And Installments Payments For Vessels

2012	$313,275
2013	60,440
2014	209,440

$583,155

Time Charter Party [Member]
Schedule Of Future Minimum Revenues To Be Received On Committed Agreements

2012	$676,211
2013	666,837
2014	694,175
2015	694,452
2016	645,308
Thereafter	3,090,198

$6,467,181

Bareboat Charter Party [Member]
Schedule Of Future Minimum Revenues To Be Received On Committed Agreements

2012	$14,640
2013	15,977
2014	21,170
2015	21,170
2016	37,481

$110,438

Financial instruments (Tables)	12 Months Ended
Dec. 31, 2011
Financial Instruments [Abstract]
Schedule Of Revenue Derived From Customers

	2011	2010	2009
COSCON	$168,395	$69,502	$13,868
CSCL Asia	161,218	158,016	154,286
K-Line	62,519	11,442	—
HL USA	57,406	58,432	59,099
MOL	42,165	41,963	11,865
APM	27,821	33,857	34,066
Other	45,206	33,999	12,410

	$564,730	$407,211	$285,594

Schedule Of Outstanding Interest Rate Derivatives

Fixed per annum rate swapped for LIBOR	Notional amount as of December 31, 2011	Maximum notional amount (1)	Effective date	Ending date
5.6400%	$714,500	$714,500	August 31, 2007	August 31, 2017	(3)
4.6325%	663,399	663,399	September 15, 2005	July 16, 2012	(2)
5.4200%	438,462	438,462	September 6, 2007	May 31, 2024
5.6000%	200,000	200,000	June 23, 2010	December 23, 2021	(2)
5.0275%	111,000	158,000	May 31, 2007	September 30, 2015
5.5950%	106,800	106,800	August 28, 2009	August 28, 2020
5.2600%	106,800	106,800	July 3, 2006	February 26, 2021	(4) (2)
5.2000%	96,000	96,000	December 18, 2006	October 2, 2015
5.5150%	59,700	59,700	February 28, 2007	July 31, 2012	(2)
5.1700%	24,000	55,500	April 30, 2007	May 29, 2020
5.1750%	—	663,399	July 16, 2012	July 15, 2016
5.8700%	—	620,390	August 31, 2017	November 28, 2025
5.4975%	—	59,700	July 31, 2012	July 31, 2019

(1)	Over the term of the interest rate swaps, the notional amounts increase and decrease. These amounts represent the peak notional during the term of the swap.
(2)	Prospectively de-designated as an accounting hedge on September 30, 2008.
(3)	Prospectively de-designated as an accounting hedge on January 31, 2008.
(4)	The Company has entered into a swaption agreement with a bank (Swaption Counterparty) whereby the Swaption Counterparty has the option to require the Company to enter into an interest rate swap to pay LIBOR and receive a fixed rate of 5.26%. This is a European option and is open for a two hour period on February 26, 2014 after which it expires. The notional amount of the underlying swap is $106,800,000 with an effective date of February 28, 2014 and an expiration of February 26, 2021. If the Swaption Counterparty exercises the swaption, the underlying swap effectively offsets the Company's 5.26% pay fixed LIBOR swap from February 28, 2014 to February 26, 2021.

Schedule Of Fair Value Of Liability Derivatives

Balance sheet location	December 31, 2011	December 31, 2010
Fair value of financial instruments	$564,490	$407,819

Loss recognized in income on derivatives:

Statement of operations location	December 31, 2011	December 31, 2010
Change in fair value of financial instruments	$(281,027)	$(241,033)

Loss reclassified from AOCI into income (1):

Statement of operations location	December 31, 2011	December 31, 2010
Interest expense	$(11,670)	$(12,797)
Depreciation	(505)	(289)

(1)	The effective portion of changes in unrealized loss on interest rate swaps was recorded in accumulated other comprehensive income until September 30, 2008 when these contracts were de-designated as accounting hedges. The amounts in accumulated other comprehensive income will be recognized in earnings when and where the previously hedged interest is recognized in earnings.

General (Details)	12 Months Ended
Dec. 31, 2011
General [Abstract]
Company incorporated date	May 3, 2005

Summary Of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2011 Y
Summary Of Significant Accounting Policies [Line Items]
Number of years between drydocking for each vessel	5
Vessels [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of each vessel	30

Related Party Transactions (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Administrative and strategic services	$ 72,000
Incentive shares issued to manager	100

Related Party Transactions (Schedule Of Technical Service Fees Under Management Agreements) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Related Party Transaction [Line Items]
Capacity of vessel class, twenty foot equivalent unit (TEU)	4,800
Number Of Vessels	4
Payments for technical services, per vessel per day	$ 7,848
Vessel Class 2500 (TEU) [Member]
Related Party Transaction [Line Items]
Capacity of vessel class, twenty foot equivalent unit (TEU)	2,500
Number Of Vessels	10
Weighted-average technical services fee, per vessel per day	5,132
Vessel Class 3500 (TEU) [Member]
Related Party Transaction [Line Items]
Capacity of vessel class, twenty foot equivalent unit (TEU)	3,500
Number Of Vessels	2
Weighted-average technical services fee, per vessel per day	5,242
Vessel Class 4250 (TEU) [Member]
Related Party Transaction [Line Items]
Capacity of vessel class, twenty foot equivalent unit (TEU)	4,250
Number Of Vessels	24
Weighted-average technical services fee, per vessel per day	5,465
Vessel Class 4500 (TEU) [Member]
Related Party Transaction [Line Items]
Capacity of vessel class, twenty foot equivalent unit (TEU)	4,500
Number Of Vessels	5
Weighted-average technical services fee, per vessel per day	6,916
Vessel Class 4800 (TEU) [Member]
Related Party Transaction [Line Items]
Capacity of vessel class, twenty foot equivalent unit (TEU)	4,800
Number Of Vessels	4
Weighted-average technical services fee, per vessel per day	50 [1]
Vessel Class 5100 (TEU) [Member]
Related Party Transaction [Line Items]
Capacity of vessel class, twenty foot equivalent unit (TEU)	5,100
Number Of Vessels	4
Weighted-average technical services fee, per vessel per day	6,482
Vessel Class 8500 (TEU) [Member]
Related Party Transaction [Line Items]
Capacity of vessel class, twenty foot equivalent unit (TEU)	8,500
Number Of Vessels	10
Weighted-average technical services fee, per vessel per day	7,268
Vessel Class 9600 (TEU) [Member]
Related Party Transaction [Line Items]
Capacity of vessel class, twenty foot equivalent unit (TEU)	9,600
Number Of Vessels	2
Weighted-average technical services fee, per vessel per day	7,406
Vessel Class 13100 (TEU) [Member]
Related Party Transaction [Line Items]
Capacity of vessel class, twenty foot equivalent unit (TEU)	13,100
Number Of Vessels	8
Weighted-average technical services fee, per vessel per day	$ 8,545

[1]	Prior to the amendment, the Company was paying $7,848 per vessel per day while the vessel was being time chartered (note 4).

Related Party Transactions (Schedule Of Costs Incurred Under The Management Agreements) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Technical Services [Member]
Costs incurred under the Management Agreements	$ 135,381	$ 108,046	$ 81,844
Dry-Dock Activities Included In Technical Services [Member]
Costs incurred under the Management Agreements	5,855	4,673	3,575
Administrative And Strategic Services [Member]
Costs incurred under the Management Agreements	72	72	72
Reimbursed Expenses [Member]
Costs incurred under the Management Agreements	4,074	3,087	2,458
Construction Supervision [Member]
Costs incurred under the Management Agreements	2,056	1,864	3,106
Consulting Services [Member]
Costs incurred with the Manager and parties related thereto	84	192	240
Arrangement Fee [Member]
Costs incurred with the Manager and parties related thereto	1,832	1,500
Technical Service Fees Advance [Member]
Costs incurred with the Manager and parties related thereto	2,947
Transaction Fee [Member]
Costs incurred with the Manager and parties related thereto	$ 369

Gross Investment In Lease (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Gross Investment In Lease [Abstract]
Number of vessels	4
Capacity of vessel class	4,800
Term of agreement	5
Purchase price of vessel	$ 5,000,000
Gross proceeds from sale of vessel	112,808,000
Deferred revenue	18,551,000
Broker commissions and legal costs	822,000
Net book value of vessels	109,672,000
Loss on vessels	$ 16,237,000

Gross Investment In Lease (Schedule Of Gross Investment In Lease) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Gross Investment In Lease [Abstract]
Gross investment in lease	$ 110,438
Current portion	(14,640)
Gross investment in lease, non-current portion	$ 95,798

Vessels (Schedule Of Vessels) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Cost	$ 5,092,243	$ 4,521,793
Accumulated depreciation	394,994	310,921
Net book value	4,697,249	4,210,872
Capitalized interest costs to vessels	12,952,000	27,871,000	30,996,000
Vessels [Member]
Property, Plant and Equipment [Line Items]
Cost	4,684,325	3,502,655
Accumulated depreciation	394,994	310,921
Net book value	4,289,331	3,191,734
Vessels Under Construction [Member]
Property, Plant and Equipment [Line Items]
Cost	407,918	1,019,138
Net book value	$ 407,918	$ 1,019,138

Deferred Charges (Deferred Charges) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred Charges [Abstract]
Beginning Balance, Dry-docking	$ 6,212	$ 2,763
Cost incurred, Dry-Docking	7,251	4,822
Amortization expensed, Dry-docking	(2,367)	(1,373)
Transfer on loss on vessels (Note 4)	(1,726)
Ending Balance, Dry-docking	9,370	6,212	2,763
Beginning Balance, Financing fees	31,395	18,904
Cost incurred, Financing fees	9,990	16,107
Amortization expensed, Financing fees	(3,421)	(1,933)
Amortization capitalized, Financing fees	(1,417)	(1,683)
Ending Balance, Financing fees	36,547	31,395	18,904
Beginning Balance, Total	37,607	21,667
Cost incurred, Total	17,241	20,929
Amortization expensed, Total	(5,788)	(3,306)	(2,042)
Transfer on loss on vessels, Total (Note 4)	1,726
Amortization capitalized, Total	(1,417)	(1,683)
Ending Balance, Total	$ 45,917	$ 37,607	$ 21,667

Other Assets (Schedule Of Other Assets) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Mar. 14, 2011	Dec. 31, 2010
Prepaid expenses	$ 11,203,000			$ 9,282,000
Intangible assets	6,538,000			5,196,000
Investment in affiliate	784,000	[1]
Other	5,229,000			2,507,000
Other assets	88,754,000			81,985,000
Minority investment in Vehicle during investment period			100,000,000
Capital contribution	1,964,000
Number of investment period (in years)	5
Percentage of investment in Vehicle on equity method	11.10%
Amount of investment comprised of capital contribution	784,000
Amount of equity loss on investment	1,180,000
Deposit Account Over Which Lessor Has First Priority Interest [Member]
Restricted cash	60,000,000	[2]		60,000,000	[2]
Lease Financing Arrangement [Member]
Restricted cash				5,000,000	[3]
Credit Facility [Member]
Restricted cash	5,000,000	[4]
Maximum [Member] | Greater China International Investments LLC [Member]
Equity capital in containership assets			$ 900,000,000

[1]	On March 14, 2011 the Company entered into an agreement to participate in Greater China Intermodal Investments LLC, (the Vehicle), an investment vehicle established by an affiliate of The Carlyle Group. The Vehicle will invest up to $900,000,000 equity capital in containership assets strategic to the People's Republic of China, Taiwan, Hong Kong and Macau. The Company agreed to make a minority investment in the Vehicle of up to $100,000,000 during the investment period, which is anticipated to be up to five years. During 2011, the Company made a capital contribution of $1,964,000 related to the purchase of four vessels, working capital obligations, organizational expenses and financial advisory fees. The Company accounts for its 11.1% investment in the Vehicle on the equity method. The investment of $784,000 is comprised of its capital contribution of $1,964,000 less its equity loss on investment of $1,180,000.
[2]	$60 million has been placed in a deposit account over which the lessor (note 10) has a first priority interest.
[3]	In connection with entering into the lease financing arrangement described in (note 10), $5,000,000 was held in escrow until the vessel delivery, to fund any vessel construction cost overruns. At December 31, 2011, the vessel has been delivered therefore the cash is no longer restricted.
[4]	In connection with entering into the credit facility described in note 9(e), $5,000,000 will be held in escrow until the vessel delivery, to fund any vessel construction cost overruns.

Deferred Revenue (Schedule Of Deferred Revenue) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred Revenue [Abstract]
Deferred revenue on time charters	$ 17,779	$ 10,696
Deferred interest on lease receivable	17,981
Deferred revenue	35,760	10,696
Current portion	(23,257)	(10,696)
Deferred revenue, total	$ 12,503

Long -Term Debt ($1.3 Billion Revolving Credit Facility) (Details) ($1.3 Billion Revolving Credit Facility [Member], USD $)	0 Months Ended	12 Months Ended
	Aug. 08, 2005	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Credit facility	$ 1,300,000,000	$ 1,032,745,000	$ 1,032,745,000
Number of vessels under mortgage	23
Maturity date	May 11, 2015
Maximum borrowing capacity		1,300,000,000
Percentage market value of the collateralized vessels		70.00%
Remaining borrowing capacity		267,000,000
Weighted average rate of interest including the margin		0.97%	0.96%
Percentage commitment fee		0.26%
Amendement date	May 11, 2007
Maximum [Member]
Debt Instrument [Line Items]
Percentage of loan to value ratio to purchase of additional vessels		80.00%
Minimum [Member]
Debt Instrument [Line Items]
Percentage of loan to value ratio to purchase of additional vessels		70.00%
LIBOR [Member]
Debt Instrument [Line Items]
Interest rate		0.70%
LIBOR [Member] | Overadvance Loan [Member]
Debt Instrument [Line Items]
Interest rate		1.00%
Until May 11, 2014 [Member]
Debt Instrument [Line Items]
Reduction in maximum amount of revolving credit facility, per quarter		32,500,000
Until Maturity Date [Member]
Debt Instrument [Line Items]
Reduction in maximum amount of revolving credit facility, per quarter		$ 65,000,000

Long -Term Debt ($365.0 Million Revolving Credit Facility) (Details) (USD $)	12 Months Ended	0 Months Ended	1 Months Ended			1 Months Ended			12 Months Ended		1 Months Ended						0 Months Ended
	Dec. 31, 2011	May 19, 2006 $365.0 Million Revolving Credit Facility [Member]	Mar. 31, 2010 $365.0 Million Revolving Credit Facility [Member]	Dec. 31, 2011 $365.0 Million Revolving Credit Facility [Member]	Dec. 31, 2010 $365.0 Million Revolving Credit Facility [Member]	Mar. 31, 2008 Tranche A [Member] $365.0 Million Revolving Credit Facility [Member]	Mar. 31, 2008 Tranche A [Member] Maximum [Member] $365.0 Million Revolving Credit Facility [Member]	Mar. 31, 2008 Tranche A [Member] Minimum [Member] $365.0 Million Revolving Credit Facility [Member]	Dec. 31, 2011 Tranche B [Member] $365.0 Million Revolving Credit Facility [Member]	Dec. 31, 2010 Tranche B [Member] $365.0 Million Revolving Credit Facility [Member]	Mar. 31, 2010 Tranche B [Member] Maximum [Member] $365.0 Million Revolving Credit Facility [Member]	Mar. 31, 2010 Tranche B [Member] Minimum [Member] $365.0 Million Revolving Credit Facility [Member]	Dec. 31, 2011 LIBOR [Member] Up To The Sixth Anniversary Of The Delivery Date [Member] $365.0 Million Revolving Credit Facility [Member]	Dec. 31, 2011 LIBOR [Member] After Sixth Anniversary Of The Delivery Date [Member] $365.0 Million Revolving Credit Facility [Member]	Dec. 31, 2011 Revolving Credit Facility [Member] Tranche A [Member] $365.0 Million Revolving Credit Facility [Member]	Dec. 31, 2010 Revolving Credit Facility [Member] Tranche A [Member] $365.0 Million Revolving Credit Facility [Member]	May 19, 2006 2500 TEU Vessels [Member] Tranche B [Member] $365.0 Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility		$ 365,000,000		$ 323,200,000	$ 323,566,000
Maturity date		Aug 31, 2019				Jul 5, 2017
Maximum borrowing capacity				$ 365,000,000					$ 258,200,000	$ 271,000,000					$ 66,600,000	$ 70,800,000
Weighted average rate of interest including the margin									1.33%	1.34%
Interest rate													0.85%	0.93%
Percentage of decrease in maximum borrowing capacity							3.50%	2.20%			3.30%	2.10%
Percentage commitment fee									0.30%
Percentage of final payment of total amounts available upon maturity of the tranche			49.00%			47.00%
Number of vessels	4																8

Long -Term Debt ($218.4 Million Credit Facility) (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Oct. 16, 2006	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Number of vessels		4
$218.4 Million Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility	$ 218,400	$ 217,661	$ 217,661
Weighted average rate of interest including the margin		1.41%	1.06%
Percentage commitment fee		0.30%
Percentage of final payment of total amounts available upon maturity of the tranche		45.00%
Maturity date	Dec 23, 2021
Number of semi-annual reductions		18
Maximum [Member] | $218.4 Million Credit Facility [Member]
Debt Instrument [Line Items]
Percentage of decrease in maximum borrowing capacity		3.30%
Minimum [Member] | $218.4 Million Credit Facility [Member]
Debt Instrument [Line Items]
Percentage of decrease in maximum borrowing capacity		2.70%
LIBOR [Member] | $218.4 Million Credit Facility [Member]
Debt Instrument [Line Items]
Interest rate		0.60%
5100 TEU Vessels [Member] | $218.4 Million Credit Facility [Member]
Debt Instrument [Line Items]
Number of vessels	4

Long -Term Debt ($920.0 Million Revolving Credit Facility) (Details) (USD $)	0 Months Ended	12 Months Ended
	Aug. 08, 2007	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Number of vessels		4
$920.0 Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility	$ 920,000,000	$ 890,257,000	$ 718,723,000
Maturity date	Dec 31, 2022
Maximum borrowing capacity		920,000,000
Percentage market value of the collateralized vessels		65.00%
Percentage commitment fee		0.20%
Weighted average rate of interest including the margin		1.02%	0.79%
Maximum amount available to borrow not covered by refund guarantee		$ 1,250,000
Number of semi-annual reductions		18
Number of semi-annual reductions commence date		April 21, 2014
LIBOR [Member] | $920.0 Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Interest rate		0.50%
2500 TEU Vessels [Member] | $920.0 Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Number of vessels	2
4250 TEU Vessels [Member] | $920.0 Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Number of vessels	4
8500 TEU Vessels [Member] | $920.0 Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Number of vessels	8

Long -Term Debt ($150.0 Million Revolving Credit Facility) (Details) (USD $)	9 Months Ended			12 Months Ended
	Sep. 30, 2011 $150.0 Million Revolving Credit Facility 2011 Series [Member]	Dec. 31, 2011 $150.0 Million Revolving Credit Facility 2011 Series [Member]	Dec. 31, 2011 $150.0 Million Revolving Credit Facility [Member]	Dec. 31, 2011 Tranche A [Member] $150.0 Million Revolving Credit Facility [Member]	Dec. 31, 2011 Tranche B [Member] $150.0 Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility	$ 150,000,000	$ 79,672,000
Maximum borrowing capacity			150,000,000	117,400,000	32,600,000
Final payment				$ 28,700,000	$ 12,300,000
Maturity year				2024	2024
Interest rate			2.35%	0.99%	4.75%
Percentage commitment fee	1.00%

Long -Term Debt ($291.2 Million Credit Facility) (Details) (USD $)	12 Months Ended				0 Months Ended		0 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 $291.2 Million Credit Facility [Member]	Mar. 17, 2008 $291.2 Million Credit Facility [Member]	Dec. 31, 2011 LIBOR [Member] $291.2 Million Credit Facility [Member]	Mar. 17, 2008 Revolving Credit Facility [Member] $291.2 Million Credit Facility [Member]	Dec. 31, 2011 Revolving Credit Facility [Member] $291.2 Million Credit Facility [Member]	Mar. 17, 2008 Term Loan [Member] $291.2 Million Credit Facility [Member]	Dec. 31, 2011 Term Loan [Member] $291.2 Million Credit Facility [Member]	Dec. 31, 2011 Tranche A [Member] LIBOR [Member] $291.2 Million Credit Facility [Member]	Dec. 31, 2011 Tranche B [Member] LIBOR [Member] $291.2 Million Credit Facility [Member]	Dec. 31, 2011 Maximum [Member] $291.2 Million Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility		$ 202,026,000	$ 291,200,000
Number of vessels	4
Maximum borrowing capacity		291,200,000				58,240,000		232,960,000			280,600,000
Percentage of the vessel delivered cost, maximum borrowing capacity		80.00%
Maximum amount of refund guarantees for vessels		$ 1,000,000
Maturity date					Dec 31, 2023		Dec 31, 2023
Interest rate				0.85%					0.65%	0.35%
Weighted average rate of interest including the margin		3.69%
Percentage commitment fee		0.30%

Long -Term Debt ($235.3 Million Credit Facility) (Details) (USD $)	12 Months Ended	0 Months Ended	12 Months Ended			0 Months Ended			12 Months Ended
	Dec. 31, 2011	Mar. 31, 2008 $235.3 Million Credit Facility [Member]	Dec. 31, 2011 $235.3 Million Credit Facility [Member] D	Dec. 31, 2010 $235.3 Million Credit Facility [Member]	Dec. 31, 2011 LIBOR [Member] $235.3 Million Credit Facility [Member]	Mar. 17, 2008 13100 TEU Vessels [Member]	Dec. 28, 2007 13100 TEU Vessels [Member]	Mar. 31, 2008 13100 TEU Vessels [Member] $235.3 Million Credit Facility [Member]	Dec. 31, 2011 Korea Export Insurance Corporation (KEIC) [Member] $235.3 Million Credit Facility [Member]	Dec. 31, 2011 Korea Export Insurance Corporation (KEIC) [Member] LIBOR [Member] $235.3 Million Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility		$ 235,300,000	$ 182,168,000	$ 104,076,000
Maturity date		Feb 6, 2024
Number of months after delivery date of last vessel, for first repayment date			6
Number of vessels	4					2	1	2
Maximum borrowing capacity			235,300,000
Expiration date for maximum borrowing capacity			Feb 6, 2012
Delivered costs			65.00%
Maximum amount of refund guarantees for vessels			1,500,000
Increased refund guarantees			2,500,000
Maximum principal amount equal to the lesser			117,650,000
Number of days of the scheduled delivery date of the signing agreement			210
Insurance premium plus									56.00%
Insured amount									94,000,000
Maturity during post-delivery period									0
Insurance premium rate									1.52
Number of repayment dates			24
Interest rate					1.00%					0.70%
Weighted average rate of interest including the margin			1.21%	1.00%
Percentage commitment fee			0.35%
Prepayment of minimum amount			5,000,000
Increments in prepayment of minimum amount			1,000,000
Partial cancellation minimum amount			5,000,000
Increments in partial cancellation of minimum amount			$ 2,500,000
Number of loans			2

Long -Term Debt ($53.0 Million Credit Facility) (Details) ($53.0 Million Term Loan Credit Facility [Member], USD $) In Thousands, unless otherwise specified	0 Months Ended
	Oct. 31, 2011	Dec. 31, 2011
Debt Instrument [Line Items]
Credit facility	$ 53,000	$ 53,000
Weighted average rate of interest including the margin		4.43%
Latest possible maturity date	Dec 31, 2012
LIBOR [Member]
Debt Instrument [Line Items]
Interest rate		4.00%

Long-Term Debt ($15.0 Million Term Loan) (Details) (USD $)	0 Months Ended	12 Months Ended
	Aug. 08, 2011	Dec. 31, 2011
Debt Instrument [Line Items]
Number Of Vessels		4
$15.0 Million Term Loan [Member]
Debt Instrument [Line Items]
Credit facility	$ 15,000,000	$ 15,000,000
Number of loans	3
Term loans, face amount	$ 5,000,000
Term loans, extension option term, in years		2
Term loans, term, in years		3
Three Years [Member] | $15.0 Million Term Loan [Member]
Debt Instrument [Line Items]
Long-term debt, percentage bear interest payable		6.00%
Two Years [Member] | $15.0 Million Term Loan [Member]
Debt Instrument [Line Items]
Long-term debt, percentage bear interest payable		7.00%
10000 TEU vessels [Member]
Debt Instrument [Line Items]
Number Of Vessels	3

Long -Term Debt ($150.0 Million Revolving Credit Facility) (Details) (USD $)	12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 $150.0 Million Revolving Credit Facility 2007 Series [Member]	Dec. 28, 2007 $150.0 Million Revolving Credit Facility 2007 Series [Member]	Dec. 28, 2007 $150.0 Million Revolving Credit Facility [Member]	Dec. 31, 2011 $150.0 Million Revolving Credit Facility [Member]	Mar. 17, 2008 13100 TEU Vessels [Member]	Dec. 28, 2007 13100 TEU Vessels [Member]	Dec. 31, 2011 Removal Of Vessels [Member] $150.0 Million Revolving Credit Facility [Member]	Dec. 31, 2011 LIBOR [Member] $150.0 Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility			$ 150,000,000
Maximum borrowing capacity					150,000,000			75,000,000
Interest rate					2.35%				0.80%
Percentage commitment fee		0.20%
Maturity date				Oct 17, 2023
Delivered costs					65.00%			65.00%
Number of vessels	4					2	1
Maximum amount of refund guarantees for vessels					$ 2,500,000
Number of semi-annual reductions					18

Long -Term Debt (Schedule Of Long-Term Debt) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 $1.3 Billion Revolving Credit Facility [Member]	Dec. 31, 2010 $1.3 Billion Revolving Credit Facility [Member]	Aug. 08, 2005 $1.3 Billion Revolving Credit Facility [Member]	Dec. 31, 2011 $365.0 Million Revolving Credit Facility [Member]	Dec. 31, 2010 $365.0 Million Revolving Credit Facility [Member]	May 19, 2006 $365.0 Million Revolving Credit Facility [Member]	Dec. 31, 2011 $218.4 Million Credit Facility [Member]	Dec. 31, 2010 $218.4 Million Credit Facility [Member]	Oct. 16, 2006 $218.4 Million Credit Facility [Member]	Dec. 31, 2011 $920.0 Million Revolving Credit Facility [Member]	Dec. 31, 2010 $920.0 Million Revolving Credit Facility [Member]	Aug. 08, 2007 $920.0 Million Revolving Credit Facility [Member]	Dec. 31, 2011 $150.0 Million Revolving Credit Facility [Member]	Dec. 31, 2011 $291.2 Million Credit Facility [Member]	Mar. 17, 2008 $291.2 Million Credit Facility [Member]	Dec. 31, 2011 $291.2 Million Credit Facility [Member] Revolving Credit Facility [Member]	Dec. 31, 2011 $291.2 Million Credit Facility [Member] Term Loan [Member]	Dec. 31, 2011 $235.3 Million Credit Facility [Member]	Dec. 31, 2010 $235.3 Million Credit Facility [Member]	Mar. 31, 2008 $235.3 Million Credit Facility [Member]	Dec. 31, 2011 $53.0 Million Term Loan Credit Facility [Member]	Oct. 31, 2011 $53.0 Million Term Loan Credit Facility [Member]	Dec. 31, 2011 $15.0 Million Term Loan [Member]	Aug. 08, 2011 $15.0 Million Term Loan [Member]	Dec. 31, 2011 $150.0 Million Credit Facility [Member]	Dec. 31, 2010 $150.0 Million Credit Facility [Member]	Dec. 31, 2011 $150.0 Million Revolving Credit Facility 2011 Series [Member]	Sep. 30, 2011 $150.0 Million Revolving Credit Facility 2011 Series [Member]
Debt Instrument [Line Items]
Long-term debt, credit facility			$ 1,032,745,000	$ 1,032,745,000	$ 1,300,000,000	$ 323,200,000	$ 323,566,000	$ 365,000,000	$ 217,661,000	$ 217,661,000	$ 218,400,000	$ 890,257,000	$ 718,723,000	$ 920,000,000		$ 202,026,000	$ 291,200,000			$ 182,168,000	$ 104,076,000	$ 235,300,000	$ 53,000,000	$ 53,000,000	$ 15,000,000	$ 15,000,000			$ 79,672,000	$ 150,000,000
Long-term debt	2,995,729,000	2,396,771,000
Current portion	(81,482,000)
Long-term debt, excluding current portion	2,914,247,000	2,396,771,000
Credit facility			$ 1,300,000,000			$ 365,000,000			$ 218,400,000			$ 920,000,000			$ 150,000,000	$ 291,200,000		$ 58,240,000	$ 232,960,000	$ 235,300,000			$ 53,000,000		$ 15,000,000		$ 150,000,000

Long -Term Debt (Schedule Of Minimum Repayments For The Balances Outstanding With Respect To The Credit Facilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Long -Term Debt [Abstract]
2012	$ 138,888
2013	158,871
2014	280,756
2015	800,961
2016	107,657
Thereafter	1,508,596
Long-term debt	$ 2,995,729	$ 2,396,771

Other Long-Term Liabilities (Schedule Of Other Long-Term Liabilities) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 Y		Dec. 31, 2010
Other Long-Term Liabilities [Line Items]
Other long-term liabilities	$ 620,512,000	[1]	$ 542,812,000	[1]
Accrued liabilities	400,000	[2]	1,000,000	[2]
Other long-term liabilities	620,912,000		543,812,000
Current portion	(37,649,000)		(19,096,000)
Total other long-term Liabilities	583,263,000		524,716,000
Terms of leases (in years)	12
Lease term, remaining balances due	893,110,000
Carrying value of vessels being funded	89,790,000		69,072,000
Financing from lessor	150,000,000
Lease payments include an interest component based on three month LIBOR plus margin percentage	3.00%
Outstanding balance at end of lease term	0
Percentage of delivery valuation amount	80.00%
Amount of option to purchase the vessel from the lessor	1
2012	65,179,000
2013	71,484,000
2014	71,744,000
2015	136,155,000
2016	299,340,000
Thereafter	249,208,000
Capital Leases, Future Minimum Payments Due, Total	893,110,000
Less amounts representing: Interest	(163,943,000)
Less amounts representing: Amounts yet to be funded, limited as described above	(108,655,000)
Capital Lease Obligation	620,512,000
Leases For Five 4500 TEU Vessels [Member]
Other Long-Term Liabilities [Line Items]
Terms of leases (in years)	5
Percentage of proceeds received by lessee	99.90%
Amount of cash deposit account	60,000,000
Carrying value of vessels being funded	470,770,000		440,208,000
Number of vessels delivered	5		1
Leases For Five 4500 TEU Vessels [Member] | Maximum [Member]
Other Long-Term Liabilities [Line Items]
Lease term, remaining balances due	66,000,000
Capital Leases, Future Minimum Payments Due, Total	66,000,000
Leases For Five 4500 TEU Vessels [Member] | Minimum [Member]
Other Long-Term Liabilities [Line Items]
Lease term, remaining balances due	64,000,000
Capital Leases, Future Minimum Payments Due, Total	64,000,000
Lease For One 13100 TEU Vessel [Member]
Other Long-Term Liabilities [Line Items]
Terms of leases (in years)	12
Carrying value of vessels being funded	170,330,000		108,988,000
Financing from lessor	141,545,000
Lease payments include an interest component based on three month LIBOR plus margin percentage	2.60%
Outstanding balance at end of lease term	48,000,000
Accrued Liabilities [Member]
Other Long-Term Liabilities [Line Items]
Number of deferral vessel delivered	11
Total aggregate amount at deferred delivery date	19,000,000
Amount due to shipyards	1,100,000
Amount due per vessel to shipyards	100,000
Number of vessels delivered	7
Amount of remaining balance of delivered vessels	400,000
Accrued Liabilities [Member] | Maximum [Member]
Other Long-Term Liabilities [Line Items]
Additional amount payable per vessel depending on size of vessel	1,875,000
Accrued Liabilities [Member] | Minimum [Member]
Other Long-Term Liabilities [Line Items]
Additional amount payable per vessel depending on size of vessel	$ 1,333,333

[1]	(a) Other long-term liabilities: The Company, through certain of its wholly-owned subsidiaries, has entered into non-recourse or limited recourse sale-leaseback arrangements with financial institutions to fund the construction of certain vessels under existing shipbuilding contracts. In these arrangements, the Company has agreed to transfer the vessels to the lessors and, commencing from the delivery of the vessels from the shipyard, lease the vessel back from the lessor over the applicable lease term. In the arrangements where the shipbuilding contracts are novated to the lessors, the lessors assume responsibility for the remaining payments under the shipbuilding contracts. The leases in these arrangements are capital leases in the consolidated financial statements and, during the construction period, the lessees are the owners of the vessels under construction for accounting purposes. In certain of the arrangements, the lessors are wholly-owned subsidiaries of financial institutions that are VIEs and whose only assets and operations are to hold the Company's leases and vessels. The Company, through the Management Agreements (note 2), operates the vessels during the lease term and supervises the vessels' construction before the lease term begins. As a result, the Company is the primary beneficiary of the lessors and consolidates the lessors for financial reporting purposes. No gain or loss is recognized upon initial consolidation of the lessors. The liabilities of the lessor are loans due to the associated financial institutions and are non-recourse to the Company. The amounts funded to the lessors materially match the funding received by the Company's subsidiaries. As a result, the amounts due by the Company's subsidiaries to the lessors have been included in Other Long-term Liabilities as representing the lessor's loans due to the applicable financial institutions. The terms of the leases are as follows: (i) Leases for five 4500 TEU vessels The terms of the leases are five years beginning from each vessel's delivery dates. At the end of each lease term, the remaining balances ranging from $64 million to $66 million will be due. At the end of the lease term, the lessee will be appointed sales agent to sell the vessels; the lessee will receive 99.9% of the proceeds from the sale of each vessel and can choose to purchase the vessels. In October 2010, the terms of these five leases were amended such that the amount of the obligations under the lease that are guaranteed by Seaspan Corporation was reduced to a lower fixed amount, plus amounts for any adjustments to the outstanding balance from time to time due to changes in certain tax and related assumptions used to compute the lease payments. Under this arrangement, the Company has five capital leases with subsidiaries of a financial institution whose primary assets and activities are to hold the Company's leases. As of December 31, 2011, all five of the vessels (December 31, 2010—one) have been delivered. The Company has placed $60,000,000 in a cash deposit account over which the lessor has a first priority interest. As of December 31, 2011, the carrying value of the vessels being funded under this facility is $470,770,000 (2010—$440,208,000). (ii) Lease for one 13100 TEU vessel The term of the lease is 12 years beginning from the vessel's delivery date. The lessor has provided $141,545,000 of financing. Lease payments include an interest component based on three month LIBOR plus a 2.6% margin. At the end of the lease term the outstanding balance of up to $48,000,000 will be due and title of the vessel will transfer to the lessee. As of December 31, 2011, this vessel has been delivered. As of December 31, 2011, the carrying value of the vessel being funded under this facility is $170,330,000 (2010—$108,988,000). (iii) Lease for one 13100 TEU vessel The term of the lease is 12 years beginning from the vessel's delivery date. The lessor will provide financing in an amount equal to the lower of $150,000,000 or 80% of the delivery valuation amount. Lease payments include an interest component based on three month LIBOR plus a 3.0% margin. The outstanding balance of the lease at the end of the lease term will be zero and the lessee will have the option to purchase the vessel from the lessor for $1. As of December 31, 2011, the carrying value of the vessel being funded under this facility is $89,790,000 (2010—$69,072,000). The vessel has not yet been delivered. Based on maximum amounts funded, payments under the leases would be due to the lessors as follows: 2012 $ 65,179 2013 71,484 2014 71,744 2015 136,155 2016 299,340 Thereafter 249,208 893,110 Less amounts representing: Interest (163,943) Amounts yet to be funded, limited as described above (108,655) $ 620,512
[2]	Accrued liabilities: In connection with the deferral of 11 vessel deliveries, the Company will pay an additional amount of $1,333,333 or $1,875,000 per vessel, depending on the size of the vessel, at the deferred delivery date for a total aggregate amount of $19,000,000. The $1,100,000 (representing $100,000 for each of the 11 vessels) would have been due to the shipyards in connection with the deferral options had they not been exercised and is considered to represent the cost of entering into the delivery deferral options. Since 7 of the vessels have been delivered, the remaining balance is $400,000 as at December 31, 2011.

Share Capital (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended				0 Months Ended			12 Months Ended
	Feb. 01, 2012	Dec. 31, 2011	Dec. 31, 2011 Series A Preferred Shares [Member]	Dec. 31, 2011 Convertible Preferred Stock [Member]	Nov. 30, 2011 Series B Preferred Shares [Member]	May 25, 2011 Series C Preferred Shares [Member]	Jan. 28, 2011 Series C Preferred Shares [Member]	Dec. 31, 2011 Series C Preferred Shares [Member]	Dec. 31, 2011 Issuance Date Of May 27, 2010 To June 30, 2012 [Member] Series B Preferred Shares [Member]	Dec. 31, 2011 Issuance Date Of July 1, 2012 To June 30, 2013 [Member] Series B Preferred Shares [Member]	Dec. 31, 2011 Issuance Date Thereafter [Member] Series B Preferred Shares [Member]	Dec. 31, 2011 Prior To January 30, 2016 [Member] Series C Preferred Shares [Member]	Dec. 31, 2011 Thereafter [Member] Series C Preferred Shares [Member]
Class of Stock [Line Items]
Percentage of discount on shares		3.00%
Class A common stock dividend per share	$ 0.1875	$ 0.485
Percentage of payments to investors			115.00%
Percentage of accrued non-cash cumulative dividend per annum until January 31, 2014			12.00%
Percentage of accrued non-cash cumulative dividend per annum thereafter			15.00%
Class A common share price per share				$ 15
Percentage of dividend rate on preferred shares									5.00%	8.00%	10.00%
Outstanding series B preferred shares redeemed					$ 24,600,000
Preferred shares issued			200,000			4,000,000	10,000,000	14,000,000
Gross proceeds of issuance of preferred shares						$ 108,600,000	$ 250,000,000
Redemption price per share							$ 25
Aggregate maximum dividend rate payable per annum												25.00%	30.00%
Percentage of dividend rate payable							9.50%
Preferred shares value per share						$ 27.15

Share Capital (Schedule Of Preferred Shares Outstanding) (Details) (USD $)	12 Months Ended				12 Months Ended
	Dec. 31, 2011 Series A Preferred Shares [Member]	Dec. 31, 2010 Series A Preferred Shares [Member]	Dec. 31, 2010 Series B Preferred Shares [Member]	Dec. 31, 2011 Series B Preferred Shares [Member]	Dec. 31, 2011 Series C Preferred Shares [Member]	May 25, 2011 Series C Preferred Shares [Member]	Jan. 28, 2011 Series C Preferred Shares [Member]
Class of Stock [Line Items]
Shares authorized	315,000			260,000	40,000,000
Shares issued	200,000				14,000,000	4,000,000	10,000,000
Liquidation preference	$ 271,677,000	$ 241,382,000	$ 26,000,000		$ 350,000,000

Earnings Per Share (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net earnings (loss)	$ (83,400,000)		$ (87,747,000)		$ 145,252,000
Loss from continuing operations attributable to common shareholders, Value	(141,132,000)	[1]	(116,074,000)	[1]
Loss from continuing operations attributable to common shareholders, Basic and Diluted shares	69,217,000	[1]	68,195,000	[1]
Loss from continuing operations attributable to common shareholders, Per share	$ (2.04)	[1]	$ (1.7)	[1]
Income from continuing operations attributable to common shareholders, Basic value					130,788,000
Income from continuing operations attributable to common shareholders, Basic shares					67,340,000
Income from continuing operations attributable to common shareholders, Basic Per share					$ 1.94
Share-based payments, shares					23,000
Income attributable to common shareholders plus assumed conversion, Value					145,252,000
Income attributable to common shareholders plus assumed conversion, Shares					83,166,000
Income attributable to common shareholders plus assumed conversion, Per share					$ 1.75
Series A Preferred Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred share dividends	(30,295,000)		(26,918,000)		(14,464,000)
Series B Preferred Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred share dividends	1,060,000		(1,409,000)
Series C Preferred Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred share dividends	(28,497,000)
Convertible Series A Preferred Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Convertible Series A preferred shares, Value					14,464,000
Convertible Series A preferred shares, Shares					15,803,000
Class A Common Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Quarterly target dividend level per share	$ 0.485

[1]	The convertible Series A preferred shares and share-based payments are not included in the computation of diluted EPS because their effects are anti-dilutive for the period.

Share-Based Compensation (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-Based Compensation Arrangement By Share-based Payment Award [Line Items]
Total shares of common stock reserved for issuance under the plan		2,000,000
Expiration period of plan, years	ten
Remaining shares left for issuance under this plan	987,972
Total fair value of shares vested	$ 462,000	$ 542,000	$ 357,000
Total unrecognized compensation costs relating to unvested share-based compensation awards	2,516,000	1,663,000
Expected to be recognized over a weighted average period	18
Restricted Shares [Member]
Share-Based Compensation Arrangement By Share-based Payment Award [Line Items]
Vesting period	one
Share-based compensation expenses	2,528,000	2,670,000	2,185,000
Phantom Share Units [Member]
Share-Based Compensation Arrangement By Share-based Payment Award [Line Items]
Vesting period	three
Outstanding phantom share units vested and available for exchange	167,000	49,000
Other Stock Based Awards [Member]
Share-Based Compensation Arrangement By Share-based Payment Award [Line Items]
Share-based compensation expenses	$ 750,000	$ 0	$ 0

Share-Based Compensation (Summary Of The Company's Outstanding Restricted Shares And Phantom Share Units) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2008
Phantom Share Units [Member]
Share-Based Compensation Arrangement By Share-based Payment Award [Line Items]
Beginning balance, Number of shares	344,000	272,000	133,166	534,000
Granted Number of shares	190,000	177,000	177,000
Vested Number of shares
Exchanged for common shares, Number of shares		(105,000)	(38,166)
Ending balance, W.A. grant date FV	$ 12.72	$ 11.22	$ 13.72		$ 24.42
Granted, W.A grant date FV	$ 15.43	$ 10.22	$ 7.75
Vested, W.A grant date FV
Exchanged for common shares, W.A grant date FV		$ 16.01	$ 23.35
Restricted Shares [Member]
Share-Based Compensation Arrangement By Share-based Payment Award [Line Items]
Beginning balance, Number of shares	45,904	44,374		43,200
Granted Number of shares	43,200	53,104	44,374
Vested Number of shares	(45,904)	(51,574)
Exchanged for common shares, Number of shares
Ending balance, W.A. grant date FV	$ 13.04	$ 10.06	$ 10.66
Granted, W.A grant date FV	$ 13.04	$ 10	$ 10.66
Vested, W.A grant date FV	$ 10.06	$ 10.51
Exchanged for common shares, W.A grant date FV

Other Information ( Schedule Of Accounts Payable And Accrued Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Information [Abstract]
Due to related parties (note 3)	$ 1,816	$ 1,450
Accrued interest	19,592	14,205
Other accrued liabilities	25,992	12,739
Accounts payable and accrued liabilities, Total	$ 47,400	$ 28,394

Other Information (Schedule Of Cash Flow, Supplemental Disclosures) (Details) (USD $)	0 Months Ended	12 Months Ended
	Feb. 22, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest paid on debt		$ 33,947,000	$ 11,881,000	$ 9,807,000
Interest received		815,000	60,000	290,000
Undrawn credit facility fee paid		1,813,000	2,311,000	2,400,000
Dividend reinvestment	4,361,000	13,039,000	7,700,000	7,132,000
Other long-term liabilities for vessels under construction		108,374,000	107,214,000	18,567,000
Series A Preferred Shares [Member]
Payments of Dividends		$ 30,295,000	$ 26,918,000	$ 14,464,000

Commitments And Contingent Obligations (Schedule Of Outstanding Commitments For Purchase Of Additional Vessels And Installments Payments For Vessels) (Details) (USD $)
In Thousands, unless otherwise specified	Dec. 31, 2011
Commitments And Contingent Obligations [Abstract]
2012	$ 313,275
2013	60,440
2014	209,440
Purchase obligations for additional vessels	$ 583,155

Commitments And Contingent Obligations (Schedule Of Future Minimum Revenues To Be Received On Committed Agreements) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Commitments And Contingent Obligations [Abstract]
Percentage of future minimum revenues utilization	100.00%
2012	$ 676,211
2013	666,837
2014	694,175
2015	694,452
2016	645,308
Thereafter	3,090,198
Future minimum revenue receivable	6,467,181
2012	14,640
2013	15,977
2014	21,170
2015	21,170
2016	37,481
Future minimum revenue receivable	$ 110,438

Financial Instruments (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair value, long-term debt	$ 2,551,222,000	$ 2,043,859,000
Fair value, other long-term liabilities	610,705,000	524,499,000
Derivative, fixed interest rate	5.26%
Estimated accumulated other comprehensive income expected to be reclassified into earnings	8,571,000
Swap [Member]
Derivative, notional amount	$ 106,800,000
Interest Rate Swaption [Member]
Derivative, swaption interest rate	5.26%

Financial Instruments (Schedule Of Revenue Derived From Customers) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue, Major Customer [Line Items]
Revenue, Net	$ 564,730	$ 407,211	$ 285,594
COSCON [Member]
Revenue, Major Customer [Line Items]
Revenue, Net	168,395	69,502	13,868
CSCL Asia [Member]
Revenue, Major Customer [Line Items]
Revenue, Net	161,218	158,016	154,286
K-Line [Member]
Revenue, Major Customer [Line Items]
Revenue, Net	62,519	11,442
HL USA [Member]
Revenue, Major Customer [Line Items]
Revenue, Net	57,406	58,432	59,099
MOL [Member]
Revenue, Major Customer [Line Items]
Revenue, Net	42,165	41,963	11,865
APM [Member]
Revenue, Major Customer [Line Items]
Revenue, Net	27,821	33,857	34,066
Other Customer [Member]
Revenue, Major Customer [Line Items]
Revenue, Net	$ 45,206	$ 33,999	$ 12,410

Financial Instruments (Schedule Of Outstanding Interest Rate Derivatives) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011
5.6400% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.64%
Derivative, Notional Amount	$ 714,500,000
Effective date	Aug 31, 2007
Ending date	Aug 31, 2017	[1]
5.6400% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, Notional Amount	714,500,000	[2]
4.6325% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	4.63%
Derivative, Notional Amount	663,399,000
Effective date	Sep 15, 2005
Ending date	Jul 16, 2012	[3]
4.6325% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, Notional Amount	663,399,000	[2]
5.4200% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.42%
Derivative, Notional Amount	438,462,000
Effective date	Sep 6, 2007
Ending date	May 31, 2024
5.4200% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, Notional Amount	438,462,000	[2]
5.6000% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.60%
Derivative, Notional Amount	200,000,000
Effective date	Jun 23, 2010
Ending date	Dec 23, 2021	[3]
5.6000% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, Notional Amount	200,000,000	[2]
5.0275% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.03%
Derivative, Notional Amount	111,000,000
Effective date	May 31, 2007
Ending date	Sep 30, 2015
5.0275% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, Notional Amount	158,000,000	[2]
5.5950% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.60%
Derivative, Notional Amount	106,800,000
Effective date	Aug 28, 2009
Ending date	Aug 28, 2020
5.5950% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, Notional Amount	106,800,000	[2]
5.2600% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.26%
Derivative, Notional Amount	106,800,000
Effective date	Jul 3, 2006
Ending date	Feb 26, 2021	[3],[4]
5.2600% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, Notional Amount	106,800,000	[2]
5.2000% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.20%
Derivative, Notional Amount	96,000,000
Effective date	Dec 18, 2006
Ending date	Oct 2, 2015
5.2000% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, Notional Amount	96,000,000	[2]
5.5150% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.52%
Derivative, Notional Amount	59,700,000
Effective date	Feb 28, 2007
Ending date	Jul 31, 2012	[3]
5.5150% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, Notional Amount	59,700,000	[2]
5.1700% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.17%
Derivative, Notional Amount	24,000,000
Effective date	Apr 30, 2007
Ending date	May 29, 2020
5.1700% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, Notional Amount	55,500,000	[2]
5.1750% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.18%
Effective date	Jul 16, 2012
Ending date	Jul 15, 2016
5.1750% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, Notional Amount	663,399,000	[2]
5.8700% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.87%
Effective date	Aug 31, 2017
Ending date	Nov 28, 2025
5.8700% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, Notional Amount	620,390,000	[2]
5.4975% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.50%
Effective date	Jul 31, 2012
Ending date	Jul 31, 2019
5.4975% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ 59,700,000	[2]

[1]	Prospectively de-designated as an accounting hedge on January 31, 2008.
[2]	Over the term of the interest rate swaps, the notional amounts increase and decrease. These amounts represent the peak notional during the term of the swap.
[3]	Prospectively de-designated as an accounting hedge on September 30, 2008.
[4]	The Company has entered into a swaption agreement with a bank (Swaption Counterparty) whereby the Swaption Counterparty has the option to require the Company to enter into an interest rate swap to pay LIBOR and receive a fixed rate of 5.26%. This is a European option and is open for a two hour period on February 26, 2014 after which it expires. The notional amount of the underlying swap is $106,800,000 with an effective date of February 28, 2014 and an expiration of February 26, 2021. If the Swaption Counterparty exercises the swaption, the underlying swap effectively offsets the Company's 5.26% pay fixed LIBOR swap from February 28, 2014 to February 26, 2021.

Financial Instruments (Schedule Of Interest Rate Derivatives) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Fair value of financial instruments	$ 564,490		$ 407,819
Change in fair value of financial instruments	(281,027)		(241,033)
Interest Expense [Member]
Derivative, Gain (Loss) Reclassified From Accumulated Other Comprehensive Income	(11,670)	[1]	(12,797)	[1]
Loss reclassified from AOCI into income	(11,670)	[1]	(12,797)	[1]
Depreciation Expense [Member]
Derivative, Gain (Loss) Reclassified From Accumulated Other Comprehensive Income	(505)	[1]	(289)	[1]
Loss reclassified from AOCI into income	$ (505)	[1]	$ (289)	[1]

[1]	The effective portion of changes in unrealized loss on interest rate swaps was recorded in accumulated other comprehensive income until September 30, 2008 when these contracts were de-designated as accounting hedges. The amounts in accumulated other comprehensive income will be recognized in earnings when and where the previously hedged interest is recognized in earnings.

Subsequent Events (Details) (USD $)	0 Months Ended					12 Months Ended
	Feb. 22, 2012	Feb. 01, 2012	Jan. 27, 2012	Jan. 19, 2012	Jan. 17, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Dividends on common shares, per share		$ 0.1875				$ 0.485
Dividends on preferred shares, per share					$ 0.59375
Dividends, Common Stock		$ 11,735,000				$ 47,414,000	$ 30,658,000	$ 51,973,000
Dividends, Preferred Stock					8,313,000
Company accepted the re-purchase of shares				11,300,000
Repurchase of shares, amount per share				$ 15
Company accepted the re-purchase of shares, for aggregate cost			64,282,000	169,500,000
Percentage of outstanding shares acquired			100.00%
Dividend distribution was paid in cash	7,374,000					34,375,000	22,958,000	44,841,000
Dividend reinvestment	$ 4,361,000					$ 13,039,000	$ 7,700,000	$ 7,132,000
Preferred Shares [Member]
Dividends date of record						Jan 27, 2012
Dividends date paid						Jan 30, 2012
Dividends declared date						Jan 17, 2012
Common Shares [Member]
Dividends date of record						Feb 13, 2012
Dividends date paid						Feb 22, 2012
Dividends declared date						Feb 1, 2012
Class A Common Shares [Member]
Dividends on common shares, per share						$ 0.6875	$ 0.45	$ 0.775
Aggregate purchase price, excluding potential balance sheet adjustments of the Company's Class A common shares			4,220,728			4,220,728
Additional potential payments of the Company's Class A common shares						39,081